    As filed with the Securities and Exchange Commission on December 6, 2006
                Securities Act of 1933 Registration No. 33-73404
            Investment Company Act of 1940 Registration No. 811-08236

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. ____ [ ]
                       Post-Effective Amendment No. 52 [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 54 [X]
                        (Check appropriate box or boxes)

                                 NORTHERN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             50 South LaSalle Street
                             Chicago, Illinois 60603
                    (Address of Principal Executive Offices)

                                  800-595-9111
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:   with a copy to:
Diana E. McCarthy, Esquire
Drinker Biddle & Reath LLP               Linda Hoard, Assistant Secretary
One Logan Square                         PFPC Inc.
18th and Cherry Streets                  99 High Street, 27th Floor
Philadelphia, Pennsylvania 19103-6996    Boston, Massachusetts 02110

It is proposed that this filing become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  On (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 Preliminary Prospectus dated December 6, 2006
                              Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                            NORTHERN FUNDS PROSPECTUS

-    BOND INDEX FUND

PROSPECTUS DATED _______________, 2006

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. An investment in the Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, 301 Bellevue Parkway, Wilmington, DE 19809. Northern Funds Distributors, LLC is not affiliated with Northern Trust.

TABLE OF CONTENTS

4    OVERVIEW

RISK/RETURN SUMMARY

Information about the objectives, principal strategies and risk characteristics of the Fund.

5       Bond Index Fund

6    PRINCIPAL INVESTMENT RISKS

8    FUND PERFORMANCE

8    BROAD-BASED SECURITIES MARKET INDEX

8    FUND FEES AND EXPENSES

MANAGEMENT OF THE FUND

Details that apply to the Fund.

10   INVESTMENT ADVISER

10   ADVISORY FEES

11   FUND MANAGEMENT

12   OTHER FUND SERVICES

ABOUT YOUR ACCOUNT

How to open, maintain, and close an account.

13   PURCHASING AND SELLING SHARES
13      Purchasing Shares
13      Opening an Account
16      Selling Shares

18   ACCOUNT POLICIES AND OTHER INFORMATION
18      Calculating Share Price
18      Timing of Purchase Requests
18      Miscellaneous Purchase Information
19      Timing of Redemption and Exchange Requests
19      Payment of Redemption Proceeds
19      Miscellaneous Redemption Information
20      Exchange Privileges
20      Policies and Procedures on Excessive Trading Practices
21      In-Kind Purchases and Redemptions
21      Telephone Transactions
21      Making Changes to Your Account Information
21      Signature Guarantees
22      Business Day
22      Good Order

22      Customer Identification Program
22      Early Closings
22      Emergency Events
23      Financial Intermediaries
24      Portfolio Holdings
24      Shareholder Communications

25   DIVIDENDS AND DISTRIBUTIONS

26   TAX CONSIDERATIONS

RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

28   RISKS, SECURITIES AND TECHNIQUES
28      Additional Information on Investment Objective, Principal Investment
        Strategies and Related Risks
31      Additional Description of Securities and Common Investment Techniques

40   FINANCIAL INFORMATION

FOR MORE INFORMATION

41   ANNUAL/SEMIANNUAL REPORTS

41   STATEMENT OF ADDITIONAL INFORMATION

OVERVIEW

NORTHERN FUNDS (THE "TRUST") IS A FAMILY OF NO-LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions on the following pages may help you decide whether you should invest in the Bond Index Fund (the "Fund"). Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.

This Prospectus describes the Fund, a fixed income index fund, which is currently offered by the Trust. The Trust also offers other funds, including additional fixed income funds and equity and money market funds, which are described in separate prospectuses.

In addition to the instruments described on the following pages, the Fund may use various investment techniques in seeking its investment objective. You can learn more about these techniques and their related risks by reading "Risks, Securities and Techniques" in this Prospectus beginning on page 28 and in the Statement of Additional Information ("Additional Statement").

BOND INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results approximating the overall performance of the securities included in the Lehman Brothers U.S. Aggregate Index.

The Lehman Brothers U.S. Aggregate Index is an unmanaged index of prices of U.S. dollar-denominated, taxable, investment grade fixed income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed and asset-backed securities and international dollar-denominated fixed income securities.

Lehman Brothers Holdings, Inc. ("Lehman Brothers") does not endorse any of the securities in the Lehman Brothers U.S. Aggregate Index and is not affiliated with the Fund in any way.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES. Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in bonds and other fixed income securities included in the Lehman Brothers U.S. Aggregate Index in weightings that approximate the relative composition of securities contained in the Index. The Fund will maintain a dollar-weighted average maturity consistent with the Index, which currently has a range of between 5 to 10 years.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Lehman Brothers U.S. Aggregate Index by using computer programs and statistical procedures. As a result, the investment management team generally does not use traditional methods of investment management for the Fund, such as selecting securities on the basis of economic, market and financial analysis. Rather, the investment management team will buy and sell securities in response to changes in the Lehman Brothers U.S. Aggregate Index. Because the Fund will have fees and transaction expense (while the Lehman Brothers U.S. Aggregate Index has none), the Fund's returns are likely to be below those of the Index.

The Investment Adviser expects that under normal circumstances the quarterly performance of the Fund, before expenses, will track the performance of the Lehman Brothers U.S. Aggregate Index within a 0.95 correlation coefficient.

RISKS. These principal investment risks apply to the Fund: market, management, liquidity, derivatives, interest rate/maturity, tracking, structured securities, prepayment (or call), debt extension, credit (or default), U.S. government securities and portfolio turnover risks. See page 6 for a discussion of these risks.

More information on the Fund's investment strategies and techniques is provided in "Risks, Securities and Techniques" beginning on page 28 of this Prospectus.

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk that will affect the value of the Fund's investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The following summarizes the principal risks that apply to the Fund.

MARKET RISK is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that the Fund will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

DERIVATIVES RISK is the risk that loss may result from the Fund's investments in options, futures, swaps, structured debt securities and other derivative instruments, which may be leveraged. Investments in derivative instruments may result in losses exceeding the amounts invested. The Fund intends to use derivatives only to hedge cash positions pending investment.

INTEREST RATE/MATURITY RISK is the risk that increases in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term securities.

TRACKING RISK is the risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Fund's investments in structured securities, which are considered to be derivative instruments because their value is based on changes in specific securities, indices or similar financial indicators. For these reasons, structured securities present additional risk that the interest paid to the Fund on a structured security will be less than expected, and that the principal amount invested will not be returned to the Fund. As a result, investments in structured securities may adversely affect the Fund's net asset value. In some cases it is possible that the Fund may suffer a total loss on its investment in a structured security.

PREPAYMENT (OR CALL) RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that a U.S. or foreign issuer or guarantor of a security, or a counterparty to a transaction, may default on its payment obligations or experience a decline in credit quality. Generally, the lower the credit rating of a security, issuer, guarantor or counterparty, the greater the risk of default. Also, a downgrade in the credit quality of a security or its issuer or guarantor may cause the security to decline in value. Investment grade fixed income securities generally are believed to have relatively low degrees of credit risk.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

OTHER RISKS

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to result in increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

More information about the Fund's investment strategies and techniques is provided in "Risks, Securities and Techniques" beginning on page 28. You should carefully consider the risks discussed in this section and in "Risks, Securities and Techniques" before investing in the Fund.

FUND PERFORMANCE

The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

BROAD-BASED SECURITIES MARKET INDEX

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX is an unmanaged index of prices of U.S. dollar-denominated investment grade fixed income securities with remaining maturities of one year and longer.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company ("TNTC"), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see "Account Policies and Other Information" on page 18.)

SHAREHOLDER FEES

(fees paid directly from your investment)

                                         SALES
                SALES                    CHARGE
               CHARGE     DEFERRED       (LOAD)
               (LOAD)       SALES      IMPOSED ON
             IMPOSED ON    CHARGE      REINVESTED    REDEMPTION   EXCHANGE
FUND          PURCHASES    (LOAD)    DISTRIBUTIONS     FEES(1)      FEES
----         ----------   --------   -------------   ----------   --------
Bond Index      None        None          None          None        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

             MANAGEMENT     DISTRIBUTION       OTHER        TOTAL ANNUAL FUND
FUND            FEES      (12B-1) FEES(2)   EXPENSES(3)   OPERATING EXPENSES(4)
----         ----------   ---------------   -----------   ---------------------
Bond Index      0.15%          0.00%           0.43%              0.58%

FOOTNOTES

(1)  A fee of $15.00 may be applicable for each wire redemption.

(2) The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Fund. The Rule 12b-1 Plan may be implemented at any time without further Board approval. The Fund does not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of the Fund's average net assets under Northern Funds' Distribution and Service Plan.

(3) Other expenses are estimated for the current fiscal year. These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Co-Administrators are entitled to a co-administration fee from the Fund at an annual rate of 0.15% of the average daily net assets of the Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net assets of the Fund.

(4) As a result of the Investment Adviser's voluntary expense reimbursements, "Total Annual Net Fund Operating Expenses" that are expected to be actually incurred by the Fund during the current fiscal year are set forth below. By operation of these voluntary expense reimbursements at their current rates, the total estimated fees to be paid by the Fund to TNTC and its affiliates for their services to the Fund approximate "Total Annual Net Fund Operating Expenses." The Investment Adviser's voluntary expense reimbursements may be modified, terminated or implemented at any time at the option of the Investment Adviser. When this occurs, "Total Annual Net Fund Operating Expenses" may increase (or decrease) without shareholder approval.

       TOTAL ANNUAL NET FUND OPERATING EXPENSES - AFTER VOLUNTARY EXPENSE
                      REIMBURSEMENTS (see footnote 4 above)

                                                                 TOTAL ANNUAL
                                                                   NET FUND
             MANAGEMENT   DISTRIBUTION     OTHER    REIMBURSED     OPERATING
FUND            FEES      (12B-1) FEES   EXPENSES    AMOUNTS*      EXPENSES
----         ----------   ------------   --------   ----------   ------------
Bond Index      0.15%         0.00%        0.43%       0.33%          0.25%

* "Reimbursed Amounts" are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees."

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund (without expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND         1 YEAR   3 YEARS
----         ------   -------
Bond Index     $59      $186

INVESTMENT ADVISER

Northern Trust Investments, N.A. ("NTI" or the "Investment Adviser"), a direct or indirect subsidiary of TNTC, serves as the Investment Adviser of the Fund. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively in this Prospectus as "Northern Trust."

NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.

Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of June 30, 2006, it had assets under custody of $3.2 trillion, and assets under investment management of $640 billion.

Under the Advisory Agreement with Northern Funds, the Investment Adviser, subject to the general supervision of Northern Funds' Board of Trustees, is responsible for making investment decisions for the Fund and for placing purchase and sale orders for portfolio securities.

ADVISORY FEES

As compensation for advisory services and the assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rate for the Bond Index Fund of 0.15% of the Fund's average daily net assets. A discussion regarding the Board of Trustees' basis for approving the Fund's Advisory Agreement is available in the Fund's Additional Statement.

FUND MANAGEMENT

The manager for the Fund is Louis D'Arienzo, Vice President of Northern Trust Investments, N.A. Mr. D'Arienzo joined Northern Trust in February 2003 and has been a senior portfolio manager in Northern's Fixed Income Index group responsible for managing passive fixed income accounts. From 1981 to 2003, Mr. D'Arienzo was a senior fixed income portfolio manager for Deutsche Asset Management in New York.

Additional information about the Fund Manager's compensation and other accounts managed by the Fund Manager is available in the Additional Statement.

OTHER FUND SERVICES

TNTC serves as Transfer Agent and Custodian for the Fund. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. In addition, NTI and PFPC Inc. ("PFPC") serve as Co-Administrators for the Fund. The fees that TNTC, NTI and PFPC receive for their services in these capacities are described under "Fund Fees and Expenses" and in the Additional Statement.

Pursuant to an exemptive order issued by the SEC concerning such arrangements, TNTC also may render securities lending services to the Fund. For such services, TNTC may receive a fee of up to 35% of the net revenue earned by the Fund on each securities loan. In addition, cash collateral received by the Fund in connection with a securities loan may be invested in shares of other registered or unregistered funds that pay investment advisory or other fees to NTI, TNTC or an affiliate.

TNTC, NTI and other Northern Trust affiliates may provide other services to the Fund and receive compensation for such services, if consistent with the 1940 Act and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in the Fund may or may not receive specific notice of such additional services and fees.

ABOUT YOUR ACCOUNT

PURCHASING AND SELLING SHARES

PURCHASING SHARES

You may purchase shares directly from Northern Funds or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call 800/595-9111.

OPENING AN ACCOUNT

DIRECTLY FROM THE FUND. You may open a shareholder account and purchase shares directly from the Fund with a minimum initial investment of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the Fund:

BY MAIL

-    Read this Prospectus carefully.

-    Complete and sign the New Account Application.

-    Enclose a check payable to Northern Funds.

- If you are investing on behalf of a corporation or other entity, your New Account Application must be accompanied by a certified corporate resolution or other acceptable evidence of authority (if applicable).

- Mail your check, certified corporate resolution (if needed) and completed New Account Application to:

     Northern Funds
     P.O. Box 75986
     Chicago, Illinois 60675-5986

-    For overnight delivery use the following address:

     Northern Funds
     801 South Canal Street
     Chicago, Illinois 60607

-    For subsequent investments:

- Enclose your check with the investment slip portion of the confirmation of your previous investment; or

- Indicate on your check or a separate piece of paper your name, address and account number.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash, travelers checks, money orders and third party checks are not acceptable.

BY WIRE OR AUTOMATED CLEARING HOUSE ("ACH") TRANSFER

TO OPEN A NEW ACCOUNT:

-    Call 800/595-9111 for instructions.

-    Complete a New Account Application and send it to:

     Northern Funds
     P.O. Box 75986
     Chicago, IL 60675-5986

TO ADD TO AN EXISTING ACCOUNT:

-    Have your bank wire federal funds or effect an ACH Transfer to:

     The Northern Trust Company
     Chicago, Illinois
     ABA Routing No. 0710-00152
     (Reference 10-Digit Fund account number)
     (Reference Shareholder's Name)

BY DIRECT DEPOSIT

TO PURCHASE ADDITIONAL SHARES:

-    Determine if your employer has direct deposit capabilities through the ACH.

-    Have your employer send payments to:

     ABA Routing No. 0710-00152
     (Reference 10-Digit Fund account number)
     (Reference Shareholder's Name)

-    The minimum periodic investment for direct deposit is $50.

BY AUTOMATIC INVESTMENT

TO OPEN A NEW ACCOUNT:

- Complete a New Account Application, including the Automatic Investment section.

-    Send it to:

     Northern Funds
     P.O. Box 75986
     Chicago, IL 60675-5986

-    The minimum initial investment is $250; $50 for monthly minimum additions.

TO ADD TO AN EXISTING ACCOUNT:

-    Call 800/595-9111 to obtain an Automatic Investment Plan Form.

-    The minimum for automatic investment additions is $50.

If you discontinue participation in the plan, the Fund reserves the right to redeem your account involuntarily, upon 30 days' written notice, if the account's net asset value is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund's net asset value.

BY DIRECTED REINVESTMENT

You may elect to have your income dividend and capital gain distributions automatically invested in another Northern Funds account.

- Complete the "Choose Your Dividend and Capital Gain Distributions" section on the New Account Application.

- Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement).

BY EXCHANGE

You may open a new account or add to an existing account by exchanging shares of one Fund for shares of any other Fund offered by Northern Funds. See "Selling Shares - By Exchange."

BY INTERNET

You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you have an account with Northern Trust, you may purchase Northern Funds shares through Northern Trust. You also may purchase shares through other financial institutions that have entered into agreements with Northern Funds. To determine whether you may purchase shares through your institution, contact your institution directly or call 800/595-9111. Northern Trust and other financial institutions may impose charges against your account which will reduce the net return on an investment in the Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

SELLING SHARES

REDEEMING AND EXCHANGING DIRECTLY FROM THE FUND. If you purchased Northern Funds directly or, if you purchased your shares through an account at Northern Trust or another financial institution and you appear on Northern Funds' records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

BY MAIL

SEND A WRITTEN REQUEST TO:

     Northern Funds
     P.O. Box 75986
     Chicago, Illinois 60675-5986

THE REDEMPTION REQUEST MUST INCLUDE:

-    The number of shares or the dollar amount to be redeemed;

-    The Fund account number;

-    The signatures of all account owners;

-    A signature guarantee also is required if:

     -    The proceeds are to be sent elsewhere than the address of record, or

     -    The redemption amount is greater than $50,000.

BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

- You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank.

-    Call the Transfer Agent at 800/595-9111 for instructions.

-    The minimum amount that may be redeemed by this method is $250.

BY SYSTEMATIC WITHDRAWAL

If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Northern Funds.

-    Call 800/595-9111 for an application form and additional information.

-    The minimum amount is $250 per withdrawal.

BY EXCHANGE

Northern Funds offers you the ability to exchange shares of one Fund in the Northern Funds family for another Fund in the Northern Funds family.

- When opening an account, complete the Exchange Privilege section of the New Account Application or, if your account is already opened, send a written request to:

     Northern Funds
     P.O. Box 75986
     Chicago, IL 60675-5986

- Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA).

-    Call 800/595-9111 for more information.

BY TELEPHONE

If you authorize the telephone privilege on your New Account Application, you may redeem Trust shares by telephone.

-    If your account is already opened, send a written request to:

     Northern Funds
     P.O. Box 75986
     Chicago, IL 60675-5986

- The request must be signed by each owner of the account and must be accompanied by signature guarantees.

-    Call 800/595-9111 to use the telephone privilege.

- During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such an event, shareholders should follow the procedures outlined on page 16 under "Selling Shares - By Mail" and outlined below under "Selling Shares - By Internet."

BY INTERNET

You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you purchased your Northern Funds shares through an account at Northern Trust or through another financial institution, you may redeem or exchange your shares according to the instructions pertaining to that account.

- Although Northern Funds imposes no charges when you redeem shares of the Fund, when shares are purchased through Northern Trust or through other financial institutions, a fee may be charged by those institutions for providing services in connection with your account.

- Contact your account representative at Northern Trust or other financial institution for more information about redemptions or exchanges.

ACCOUNT POLICIES AND OTHER INFORMATION

CALCULATING SHARE PRICE. Northern Funds issues shares and redeems shares at net asset value ("NAV"). The NAV for the Fund is calculated by dividing the value of the Fund's net assets by the number of the Fund's outstanding shares. The NAV is calculated on each Business Day as of 3:00 p.m., Central time, for the Fund. The NAV used in determining the price of your shares is the one calculated after your purchase order is received and accepted and after your exchange or redemption order is received in good order as described below.

Investments of the Fund for which market quotations are readily available are priced at their market value. If market quotations are not readily available, or if it is believed that such quotations do not accurately reflect fair value, the fair value of the Fund's investments may be otherwise determined in good faith under procedures established by the Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust's fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund's NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Fund are valued at their amortized cost, which, according to the Investment Adviser, approximates market value.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m., Central time, on any Business Day will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day's closing share price, provided that one of the following occurs:

- The Transfer Agent receives payment by 3:00 p.m., Central time, on the same Business Day; or

- The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement with Northern Funds and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day or on the next Business Day, depending on the terms of Northern Funds' agreement with the intermediary.

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. Central time on a Business Day will be executed on the next Business Day, at that day's closing share price, provided that payment is made as noted above.

MISCELLANEOUS PURCHASE INFORMATION.

- You will be responsible for all losses and expenses of the Fund, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

- You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

- Exchanges into this Fund from another fund in the Northern Funds family may be subject to any redemption fee imposed by the other fund.

- Northern Funds reserves the right to reject any purchase order. The Fund also reserves the right to change or discontinue any of its purchase procedures.

- In certain circumstances, Northern Funds may advance the time by which purchase orders must be received. See "Early Closings" on page 22.

Northern Funds may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, IL 60675-5986, calling 800/595-9111 or sending an e-mail to: northern-funds@ntrs.com.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 3:00 p.m., Central time, will be executed on the same day at that day's closing share price for the Fund.

Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m., Central time, on a Business Day will be executed the next Business Day, at that day's closing share price. The proceeds will normally be sent or credited the following Business Day.

PAYMENT OF REDEMPTION PROCEEDS. Redemption proceeds normally will be sent or credited on the Business Day following the Business Day on which such redemption request is received in good order by the deadline noted above. However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed below under "Miscellaneous Redemption Information."

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed New Account Application including a certified corporate resolution or other acceptable evidence of authority (if applicable). In addition, redemptions are subject to the following restrictions:

- Northern Funds may require any information reasonably necessary to ensure that a redemption has been duly authorized.

- Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

- Northern Funds reserves the right, on 30 days' written notice, to redeem the shares held in any account if, at the time of redemption, the net asset value of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund's net asset value.

- If you are redeeming recently purchased shares, your redemption request may not be honored until your check or electronic transaction has cleared. This may delay your transaction for up to 10 days.

- Northern Funds and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to Northern Funds and its shareholders or the Transfer Agent.

- You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

- Northern Funds reserves the right to change or discontinue any of its redemption procedures.

- Northern Funds reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

- In certain circumstances, Northern Funds may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page 22.

EXCHANGE PRIVILEGES. You may exchange shares of one Fund in the Northern Funds family for another only if the registration of both accounts is identical. Both accounts must have the same owner's name and title, if applicable. An exchange is a redemption of shares of one Fund that you own and the purchase of shares of another Fund that you are acquiring. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss.

Northern Funds reserves the right to change or discontinue the exchange privilege at any time upon 60 days' written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

POLICIES AND PROCEDURES ON EXCESSIVE TRADING PRACTICES. In accordance with the policy adopted by the Board of Trustees, Northern Funds discourages market timing and other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only. Excessive, short-term (market timing) trading practices may disrupt fund management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares by long-term shareholders. Northern Funds and Northern Trust reserve the right to reject or restrict purchase or exchange requests from any investor. Northern Funds and Northern Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to Northern Funds and its shareholders (or Northern Trust), Northern Funds (or Northern Trust) will exercise this right if, in Northern Funds' (or Northern Trust's) judgment, an investor has a history of excessive trading or if an investor's trading, in the judgment of Northern Funds (or Northern Trust), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm Northern Funds or its shareholders or would subordinate the interests of Northern Funds or its shareholders to those of Northern Trust or any affiliated person or associated person of Northern Trust.

To deter excessive shareholder trading, a shareholder is restricted to no more than two "round trips" in the Fund during a calendar quarter. A "round trip" is a redemption or exchange out of the Fund followed by a purchase or exchange into the same Fund.

Pursuant to the policy adopted by the Board of Trustees, Northern Funds has developed criteria that it uses to identify trading activity that may be excessive. Northern Funds reviews on a regular, periodic basis available information relating to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, Northern Funds, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, Northern Funds detects excessive, short-term trading, whether or not the shareholder has made two round trips in a calendar quarter, Northern Funds may reject or restrict a purchase or exchange request and may further seek to close an investor's account with the Fund. Northern Funds may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Northern Funds will apply the criteria in a manner that, in Northern Funds judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker dealers, investment advisers, transfer agents, administrators and insurance companies. In addition, Fund shares may be held in omnibus 401(k) plans, retirement plans and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Fund's market timing policies or any applicable redemption fee. While Northern Funds may monitor share turnover at the omnibus account level, the Fund's ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Fund and Northern Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

If necessary, Northern Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediary's customers. Financial intermediaries may also monitor their customers' trading activities in the Northern Funds.

IN-KIND PURCHASES AND REDEMPTIONS. Northern Funds reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. Northern Funds also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from the Fund. See the Additional Statement for further information about the terms of these purchases and redemptions.

TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, Northern Funds and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing or follow the procedures on pages 15 or 17 for initiating transactions by the Internet.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

Northern Funds reserves the right to refuse a telephone redemption.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions, address of record or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Fund and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority must be provided. Additional requirements may be imposed by Northern Funds. In addition to the situations described in this Prospectus, Northern Funds may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A "Business Day" is each Monday through Friday when the New York Stock Exchange (the "Exchange") is open for business. For any given calendar year, the Fund will be closed on the following holidays or as observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

GOOD ORDER. A purchase, redemption or exchange request is considered to be "in good order" when all necessary information is provided and all required documents are properly completed, signed and delivered including a certified corporate resolution or other acceptable evidence of authority (if applicable). Requests must include the following:

-    The account number (if issued) and Fund name;

-    The amount of the transaction, in dollar amount or number of shares;

- For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

-    Required signature guarantees, if applicable;

- Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 800/595-9111 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account will not be considered to be "in good order" unless the investor has provided all information required by Northern Funds' "Customer Identification Program" described below.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires Northern Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with Northern Funds. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Northern Funds reserves the right to: (a) place limits on account transactions until the investor's identity is verified; (b) refuse an investment in Northern Funds; or (c) involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Northern Funds and its agents will not be responsible for any loss in an investor's account resulting from an investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity is not verified.

EARLY CLOSINGS. The Fund reserves the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange closes or closes early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Fund may, for any Business Day, decide to change the time as of which the Fund's NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

EMERGENCY EVENTS. In the event the Exchange does not open for business because of an emergency, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation, please call 800/595-9111 or visit northernfunds.com.

FINANCIAL INTERMEDIARIES. Northern Funds may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers), to accept purchase, redemption and exchange orders from their customers on behalf of the Fund. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Fund. The Fund will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Fund's per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

Northern Funds may enter into agreements with certain financial intermediaries, including affiliates of Northern Trust, that perform support and/or distribution services for their customers who own Fund shares ("Service Organizations"). These support services may include:

- assisting investors in processing purchase, exchange and redemption requests;

-    processing dividend and distribution payments from the Fund;

-    providing information to customers showing their positions in the Fund; and

- providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide distribution services, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

For their services, Service Organizations may receive fees from the Fund at annual rates of up to 0.25% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Fund's assets on an on-going basis, they will increase the cost of your investment in the Fund.

Northern Trust also may provide compensation to certain dealers and other financial intermediaries, including affiliates of Northern Trust, that provide services to their customers who invest in the Trust or whose customers purchase significant amounts of the Fund's shares. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). This additional compensation will be paid by Northern Trust or its affiliates and will not represent an additional expense to Northern Funds or its shareholders.

Investors purchasing shares through a financial intermediary should read their account agreements carefully. A financial intermediary's requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in the Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor's investment in the Fund.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Fund on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations and other financial intermediaries are governed by a Distribution and Service Plan (the "Plan") that has been adopted by the Northern Funds pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations and other financial intermediaries, including Northern Trust, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs. As of this date, the Plan has not been implemented with respect to the Fund.

PORTFOLIO HOLDINGS. The Fund, or its duly authorized service providers, may publicly disclose holdings of all Northern Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

A complete schedule of the Fund's holdings, current as of month end, will be available on the Fund's Web site at northernfunds.com no earlier than ten (10) calendar days after the end of the respective period. The Fund also will publish its top ten holdings on its Web site, current as of month end, no earlier than ten (10) calendar days after the end of the month. This information will remain available on the Web site at least until the Fund files with the SEC its semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

A further description of Northern Funds' Policy on Disclosure of Portfolio Holdings is available in the Additional Statement.

SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and with an annual report containing audited financial statements as of March 31. If you have consented to the delivery of a single copy of shareholder reports, prospectuses, proxy statements or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting the Northern Funds Center by telephone at 800/595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS OF THE FUND ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE FUND WITHOUT ANY SALES CHARGE.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Fund in the Northern Funds family at its NAV per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Fund in the Northern Funds family, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions only may be reinvested in a Fund in the Northern Funds family in which you maintain an account.

The following table summarizes the general distribution policies for the Fund. The Fund may, in some years, pay additional dividends or make additional distributions to the extent necessary for the Fund to avoid incurring unnecessary tax liabilities or for other reasons.

                  DIVIDENDS, IF ANY,        CAPITAL GAINS, IF ANY,
FUND               DECLARED AND PAID        DECLARED AND PAID
----         ----------------------------   ----------------------
Bond Index   Declared Daily, paid monthly   Annually

TAX CONSIDERATIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions, including dividends derived from short-term capital gains and ordinary income, will generally be taxable as ordinary income, except as discussed below. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

Dividends and distributions from the Fund will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January are taxed as though they were paid by December 31.

You should note that the Fund does not expect to pay dividends that are eligible for the recently enacted reduced tax rate on corporate dividends. This is because the Fund will generally be invested in debt instruments and not in shares of stock on which dividend income will be received. Therefore, dividends paid by the Fund will also not be eligible for the dividends-received deduction for corporate shareholders.

You should also note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 31 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to the tax principles discussed above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to the Trust, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then the Trust will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

You may be subject to state and local taxes on Fund distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on certain types of federal securities or interest on securities issued by the particular state or municipalities within the state.

There are certain tax requirements that the Fund must follow in order to avoid federal taxation. In an effort to adhere to these requirements, the Fund may have to limit its investment activity in some types of instruments.

CONSULT YOUR TAX PROFESSIONAL. Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. More tax information is provided in the Additional Statement. This short summary is not intended as a substitute for careful tax planning.

RISKS, SECURITIES AND TECHNIQUES

THIS SECTION TAKES A CLOSER LOOK AT SOME OF THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS WHICH ARE SUMMARIZED IN THE RISK/RETURN SUMMARIES FOR THE FUND. It also explores the various investment securities and techniques that the investment management team may use. The Fund may invest in other securities and is subject to further restrictions and risks that are described in the Additional Statement. Additionally, the Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund's investment objective and policies.

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE. THE FUND'S INVESTMENT OBJECTIVE MAY BE CHANGED BY NORTHERN FUND'S BOARD OF TRUSTEES WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL, HOWEVER, BE NOTIFIED OF ANY CHANGES. ANY SUCH CHANGE MAY RESULT IN THE FUND HAVING AN INVESTMENT OBJECTIVE DIFFERENT FROM THE OBJECTIVE THAT THE SHAREHOLDER CONSIDERED APPROPRIATE AT THE TIME OF INVESTMENT IN THE FUND.

ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Investment Strategy. The Fund may purchase securities that are secured or backed by mortgages issued by U.S. government agencies, instrumentalities or sponsored enterprises or guaranteed by the U.S. government and other types of asset-backed securities. Asset-backed securities are subject to the same quality requirements as the other types of fixed income securities that are held by the Fund.

Special Risks. In addition to credit and market risk, asset-backed securities may involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

DERIVATIVES. The Fund may purchase certain "derivative" instruments for hedging purposes. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices. Derivative securities include futures contracts, options, interest rate and currency swaps and structured securities (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including leveraged "inverse floaters").

Investment Strategy. Under normal market conditions, the Fund may to a moderate extent invest in derivative securities including structured securities, options, futures, swaps and interest rate caps and floors if the potential risks and rewards are consistent with the Fund's objective, strategies and overall risk profile. In unusual circumstances, including times of increased market volatility, the Fund may make more significant investments in derivatives. The Fund may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position. The Fund does not intend to use derivatives for speculative purposes to invest for potential income or capital gain. The Fund intends to use derivatives to hedge cash positions pending investments.

Special Risks. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund's derivatives position will lose value;
(b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Fund may suffer a loss whether or not the analysis of the investment management team is accurate.

INVESTMENT GRADE SECURITIES. A security is considered investment grade if, at the time of purchase, it is rated:

-    BBB or higher by Standard & Poor's Rating Services ("S&P");

-    Baa or higher by Moody's Investors Service, Inc. ("Moody's");

-    BBB or higher by Fitch Ratings ("Fitch"); or

-    BBB or higher by Dominion Bond Rating Service Limited ("Dominion").

A security will be considered investment grade if it receives one of the above ratings, or a comparable rating from another organization that is recognized as a NRSRO, even if it receives a lower rating from other rating organizations. An unrated security also may be considered investment grade if the Investment Adviser determines that the security is comparable in quality to a security that has been rated investment grade.

Investment Strategy. The Fund invests primarily in fixed income securities that are rated at the time of purchase as investment grade.

Special Risks. Although securities rated BBB by S&P, Dominion or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund and may be in default. The Investment Adviser will consider such an event in determining whether the Fund should continue to hold the security.

NON-INVESTMENT GRADE SECURITIES. Non-investment grade fixed income securities (sometimes referred to as "junk bonds") generally are rated BB or below by S&P, Dominion or Fitch, or Ba or below by Moody's (or have received a comparable rating from another NRSRO), or, if unrated, are determined to be of comparable quality by the Investment Adviser.

Investment Strategy. Although it invests primarily in investment grade securities, the Fund may invest up to 20% of its total assets, measured at the time of purchase, in non-investment grade fixed income securities, when the investment management team determines that such securities are desirable in light of the Fund's investment objective and portfolio mix.

Special Risks. Non-investment grade fixed income securities are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers also is greater because low-rated securities generally are unsecured and often are subordinated to the rights of other creditors of the issuers of such securities. Investment by the Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. The Fund also may incur additional expenses in seeking recovery on defaulted securities.

The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Investments in lower quality securities, whether rated or unrated, will be more dependent on the Investment Adviser's credit analysis than would be the case with investments in higher quality securities.

MATURITY RISK. The Fund normally will maintain the dollar-weighted average maturity of its portfolio within a specified range. However, the maturities of certain instruments, such as variable and floating rate instruments, are subject to estimation. In addition, in calculating average weighted maturities, the maturity of mortgage and other asset-backed securities will be based on estimates of average life. As a result, the Fund cannot guarantee that these estimates will, in fact, be accurate or that their average maturities will remain within their specified limits.

PORTFOLIO TURNOVER. The investment management team will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transaction costs, which could reduce the Fund's return. It also may result in higher short-term capital gains that are taxable to shareholders.

STRUCTURED SECURITIES. The value of such securities is determined by reference to changes in the value of specific securities, indices or similar financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, debt obligations where the principal repayment at maturity is determined by the value of a specified security or securities index.

Investment Strategy. The Fund may invest in structured securities to the extent consistent with its investment objective and policies.

Special Risks. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, the Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

TRACKING RISK. The Fund seeks to track the performance of its benchmark index.

Investment Strategy. Under normal market conditions, the Investment Adviser expects the quarterly performance of the Fund, before expenses, to track the performance of its benchmark, the Lehman Brothers U.S. Aggregate Index, within a
0.95 correlation coefficient.

Special Risks. The Fund is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. These may prevent the Fund from achieving its investment objective.

UNITED STATES GOVERNMENT OBLIGATIONS. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

Investment Strategy. The Fund may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Special Risks. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money and enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

Investment Strategy. The Fund may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of the value of its total assets (including the amount borrowed). The Fund also may borrow up to an additional 5% of the value of its total assets for temporary purposes. The Fund may enter into reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

Special Risks. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Fund.

CUSTODIAL RECEIPTS. Custodial receipts are participations in trusts that hold U.S. government, bank, corporate or other obligations. They entitle the holder to future interest payments or principal payments or both on securities held by the custodian.

Investment Strategy. To the extent consistent with its investment objective and policies, the Fund may invest a portion of its assets in custodial receipts.

Special Risks. Like other stripped obligations (which are described below), custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

EXCHANGE RATE-RELATED SECURITIES. Exchange rate-related securities represent certain foreign debt obligations whose principal values are linked to a foreign currency but which are repaid in U.S. dollars.

Investment Strategy. To the extent consistent with its investment objective and policies, the Fund may invest in exchange rate-related securities.

Special Risks. The principal payable on an exchange rate-related security is subject to currency risk. In addition, the potential illiquidity and high volatility of the foreign exchange market may make exchange rate-related securities difficult to sell prior to maturity at an appropriate price.

FOREIGN INVESTMENTS. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community and The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Investment Strategy. Although it invests primarily in the securities of U.S. issuers, the Fund may invest to a moderate extent in foreign securities, including ADRs, EDRs and GDRs. The Fund also may invest in foreign time deposits and other short-term instruments.

Special Risks. Foreign securities involve special risks and costs, which are considered by the Investment Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Additional risks are involved when investing in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and also may be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

While the Fund's investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Fund are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions.

On January 1, 1999, the European Economic and Monetary Union ("EMU") introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. In addition, Cyprus, the Czech Republic, Estonia, Hungary, Latvia, Lithuania, Malta, Poland, Slovakia and Slovenia became members of the EMU on May 1, 2004, but these countries will not adopt the euro as their new currency until they can show that their economies have converged with the economies of the euro zone.

The European Central Bank has control over each country's monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union ("EU") will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, voters in France and the Netherlands rejected ratification of the EU constitution, causing some countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund. Because of the number of countries using this single currency, a significant portion of the assets held by the Fund may be denominated in the euro.

FUTURES CONTRACTS AND RELATED OPTIONS. A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument or currency in the future at an agreed upon price. For example, a futures contract may obligate the Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the

Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

Investment Strategy. The Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These investments may be used for hedging purposes to seek to increase total return or to maintain liquidity to meet potential shareholder redemptions, invest cash balances or dividends or minimize trading costs.

The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Special Risks. Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

Investment Strategy. The Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with its investment objective and policies, the Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists.

Special Risks. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A Securities could increase the level of the Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INTEREST RATE SWAPS, CURRENCY SWAPS, TOTAL RATE OF RETURN SWAPS, CREDIT SWAPS, AND INTEREST RATE FLOORS, CAPS AND COLLARS. Interest rate and currency swaps are contracts that obligate the Fund and another party to exchange their rights to pay or receive interest or specified amounts of currency, respectively. Interest rate floors entitle the purchasers to receive interest payments if a specified index falls below a predetermined interest rate. Interest rate caps entitle the purchasers to receive interest payments if a specified index exceeds a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specific credit events.

Investment Strategy. To the extent consistent with its investment objective and strategies, the Fund may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return.

Special Risks. The use of swaps and interest rate floors, caps and collars is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like other derivative securities, these instruments can be highly volatile. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these instruments were not used. Because these instruments normally are illiquid, the Fund may not be able to terminate its obligations when desired. In addition, if the Fund is obligated to pay the return under the terms of a total rate of return swap, Fund losses due to unanticipated market movements potentially are unlimited. The Fund also may suffer a loss if the other party to a transaction defaults.

INVESTMENT COMPANIES. To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iShares(SM) and other exchange-traded funds ("ETFs"). Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser.

Investment Strategy. Investments by the Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Fund may rely on SEC orders that permit it to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Special Risks. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. It also would bear a proportionate share of any fees and expenses paid by that company. These expenses would be in addition to the advisory and other fees paid directly by the Fund. The Fund's investment in an ETF involves other considerations. In particular, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. In addition, shares of an ETF are issued in "creation units" and are not redeemable individually except upon termination of the ETF. To redeem, the Fund must accumulate enough shares of an ETF to reconstitute a creation unit. The liquidity of a small holding of an ETF, therefore, will depend upon the existence of a secondary market. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF's net asset value.

MORTGAGE DOLLAR ROLLS. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold.

Investment Strategy. The Fund may enter into mortgage dollar rolls in an effort to enhance investment performance. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financings and do not treat them as borrowings.

Special Risks. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, the Fund may experience a loss. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund's performance.

OPTIONS. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

Investment Strategy. To the extent consistent with its investment objective and policies, the Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or cross - hedging) purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments, foreign currencies or the yield differential between two securities.

Special Risks. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

The Fund will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

PREFERRED STOCK. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners.

Investment Strategy. To the extent consistent with its investment objective and policies, the Fund may invest in preferred stocks.

Special Risks. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of securities by the Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

Investment Strategy. The Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement never will occur more than one year after the Fund acquires the securities.

Special Risks. In the event of a default, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, the Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is unenforceable by the Fund.

SECURITIES LENDING. In order to generate additional income, the Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.

Investment Strategy. Securities lending may represent no more than one-third of the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market funds. Such instruments are not limited to U.S. government securities and may include short-term obligations of banks and other corporations. Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in this Prospectus regarding the Fund's investments in particular types of securities.

Special Risks. A principal risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and possibly may incur a capital loss. The Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower. Additionally, the amount of income to shareholders of the Fund that is taxable at the state level may increase as a result of the Fund's securities lending activities. Any state tax-exempt interest paid on securities while on loan will not be deemed to have been received by the Fund and the equivalent amount paid by the borrower of the securities to the Fund will not be deemed to be dividends exempt from state taxes, but is likely to be deemed taxable income to shareholders.

SHORT SALES AGAINST-THE-BOX. A short sale against-the-box is a short sale such that at all times when the short position is open the seller owns or has the right to obtain, at no added cost, an equal amount of securities identical to those sold short.

Investment Strategy. The Fund may make short sales against-the-box.

Special Risks. If the Fund sells securities short against-the-box, it may protect itself from loss if the price of the securities declines in the future, but will lose the opportunity to profit on such securities if the price rises. If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it actually had sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short position with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

STRIPPED OBLIGATIONS. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

Investment Strategy. To the extent consistent with its investment objective and policies, the Fund may purchase stripped securities.

Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Fund and adversely affect the Fund's total return.

TEMPORARY INVESTMENTS. The Fund temporarily may hold cash and/or invest in short-term obligations including U.S. government obligations, high-quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits), and repurchase agreements with maturities of 13 months or less.

Investment Strategy. The Fund temporarily may hold cash or invest all or any portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests. The Fund also may hold cash or invest in short-term obligations as a temporary measure mainly designed to limit the Fund's losses in response to adverse market, economic or other conditions when the Investment Adviser believes that it is in the best interest of the Fund to pursue such defensive strategy. The Investment Adviser may, however, choose not to make such temporary investments even in very volatile or adverse conditions.

Special Risks. The Fund may not achieve its investment objective when it holds cash or invests its assets in short-term obligations or otherwise makes temporary investments. The Fund also may miss investment opportunities and have a lower total return during these periods.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments ("inverse floaters"). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest. Some variable and floating rate instruments have interest rates that periodically are adjusted as a result of changes in inflation rates.

Investment Strategy. The Fund may invest in variable and floating rate instruments to the extent consistent with its investment objective and policies.

Special Risks. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

Investment Strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Fund generally would purchase securities in these transactions with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

Special Risks. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

ZERO COUPON, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS. These are securities issued at a discount from their face value because interest payments typically are postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.

Investment Strategy. The Fund may invest in zero coupon, pay-in-kind and capital appreciation bonds to the extent consistent with its investment objective and policies.

Special Risks. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon, pay-in-kind and capital appreciation bonds may require the Fund to sell some of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

DISCLAIMERS. The Bond Index Fund is not sponsored, endorsed, sold or promoted by Lehman Brothers, nor does Lehman Brothers guarantee the accuracy and/or completeness of the Lehman Brothers U.S. Aggregate Index, or any data included therein. Lehman Brothers makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or by any entity from the use of the Lehman Brothers U.S. Aggregate Index or any data included therein. Lehman Brothers makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Lehman Brothers U.S. Aggregate Index or any data included therein.

TNTC is sometimes referred to as "The Northern Trust Bank" in advertisements and other sales literature.

FINANCIAL INFORMATION

There are no financial highlights for the Bond Index Fund because it commenced operations on or after the date of this Prospectus.

FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS

Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders when they are prepared. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that affected the Fund's performance in the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Fund and its policies also is available in the Fund's Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund's annual and semiannual reports and the Additional Statement are available free upon request by calling the Northern Funds Center at 800/595-9111.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:

     BY TELEPHONE

          Call 800/595-9111

     BY MAIL

          Northern Funds
          P.O. Box 75986
          Chicago, IL 60675-5986

     ON THE INTERNET

The Fund's documents are available online and may be downloaded from:

-    The SEC's Web site at sec.gov (text-only)

-    Northern Funds' Web site at northernfunds.com

You may review and obtain copies of Northern Funds' documents by visiting the SEC's Public Reference Room in Washington, D.C. You also may obtain copies of Northern Funds' documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202/551-8090.

811-08236

     Preliminary Statement of Additional Information dated December 6, 2006
                              Subject to Completion

 The information in the statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 BOND INDEX FUND

                                 NORTHERN FUNDS
                                  (THE "TRUST")

     This Statement of Additional Information dated [_________], 2006 (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus dated [_________], 2006, as amended or supplemented from time to time, for the Bond Index Fund (the "Fund") of Northern Funds (the "Prospectus"). Copies of the Prospectus may be obtained without charge from The Northern Trust Company (the "Transfer Agent") by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800/595-9111. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. An investment in the Fund involves investment risks, including possible loss of principal.

                                      INDEX

                                                                            Page
                                                                            ----
ADDITIONAL INVESTMENT INFORMATION........................................      1
   Classification and History............................................      1
   Investment Objectives and Policies....................................      1
   Investment Restrictions...............................................     19
   Disclosure of Portfolio Holdings......................................     21

ADDITIONAL TRUST INFORMATION.............................................     23
   Trustees and Officers.................................................     23
   Standing Board Committees.............................................     28
   Trustee Ownership of Fund Shares......................................     29
   Trustee and Officer Compensation......................................     29
   Code of Ethics........................................................     30
   Investment Adviser, Transfer Agent and Custodian......................     31
   Portfolio Managers....................................................     34
   Proxy Voting..........................................................     35
   Co-Administrators and Distributor.....................................     37
   Service Organizations.................................................     38
   Counsel and Independent Registered Public Accounting Firm.............     38
   In-Kind Purchases and Redemptions.....................................     38
   Redemption Fees and Requirements......................................     39
   Automatic Investing Plan..............................................     39
   Directed Reinvestments................................................     39
   Redemptions and Exchanges.............................................     39
   Retirement Plans......................................................     40
   Expenses..............................................................     40

PERFORMANCE INFORMATION..................................................     40
   Fund..................................................................     40
   General Information...................................................     43

NET ASSET VALUE..........................................................     44

TAXES....................................................................     45
   Federal - General Information.........................................     45
   Taxation of Certain Financial Instruments.............................     46
   State and Local Taxes ................................................     46
   Foreign Investors.....................................................     46

DESCRIPTION OF SHARES....................................................     47

OTHER INFORMATION........................................................     49

APPENDIX A...............................................................    A-1

APPENDIX B...............................................................    B-1

                        ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

          Northern Funds (the "Trust") is an open-end management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

          The Fund is a series of the Trust that was formed as a Delaware statutory trust on February 7, 2000 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust also offers other equity, fixed income and money market funds, which are not described in this document.

INVESTMENT OBJECTIVES AND POLICIES

          The following supplements the investment objective, strategies and risks of the Fund as set forth in the Prospectus. The investment objective of the Fund may be changed without the vote of the majority of the Fund's outstanding shares. Except as expressly noted below, the Fund's investment policies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, the Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by the Investment Adviser to be substantially similar to those of any other investment otherwise permitted by the Fund's investment policies.

          To the extent required by the Securities and Exchange Commission ("SEC") regulations, shareholders will be provided with sixty days' notice in the manner prescribed by the SEC before any change in the Fund's policy stated in the Prospectus to invest at least 80% of its net assets in the particular type of investment suggested by its name. For these purposes, "net assets" include the amount of any borrowings for investment purposes and the amount of "net assets" is measured at the time of purchase.

          The Fund seeks to provide investment results approximating the overall performance of the securities included in the Lehman Brothers U.S. Aggregate Index. The Fund will maintain a dollar-weighted average maturity consistent with the Index, which currently has a range of between 5 to 10 years.

          AMERICAN DEPOSITARY RECEIPTS ("ADRS"). To the extent consistent with its investment objective and policies, the Fund may invest in ADRs. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer.

          A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

          ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. To the extent described in the Prospectus, the Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables, municipal securities or other financial assets. The investment characteristics of asset-backed securities differ from those of traditional fixed-income securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security normally is subject to both call risk and extension risk, and an asset-backed security's stated maturity may be shortened. In addition, the security's total return may be difficult to predict precisely. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities.

          If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the Fund's average weighted maturity, the maturity of asset-backed securities will be based on estimates of average life. Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

          Asset-backed securities acquired by the Fund may include collateralized mortgage obligations ("CMOs"). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways, and normally are considered derivative securities. In some cases CMOs may be highly leveraged and very speculative. The Fund will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

          There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("Ginnie Mae") include Ginnie Mae Mortgage Pass-Through Certificates, which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and backed by the full faith and credit of the United States, which means that the U.S. government guarantees that the interest and principal will be paid when due. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

          Mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") include Fannie Mae Guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a stockholder-owned corporation chartered under an Act of the U.S. Congress. Fannie Mae certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Federal Home Loan Mortgage Corporation ("Freddie Mac") include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Mac certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal after default.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Fund's liquidity and value.

          Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

          In addition, privately issued mortgage-backed securities (as well as other types of asset-backed securities) do not have the backing of any U.S. government agency, instrumentality or sponsored enterprise. The seller or servicer of the underlying mortgage obligations generally will make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. To provide additional investor protection, some mortgage-backed securities may have various types of credit enhancements, reserve funds, subordination provisions or other features.

          CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment.

          The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

          COMMERCIAL PAPER, BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $100,000 per depositor per bank.

          The Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

          Commercial paper purchased by the Fund may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

          CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          In selecting convertible securities, the investment management team may consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of portfolio securities as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

          The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

          Capital appreciation for the Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

          In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. The Fund, if investing in convertible securities, generally will reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

         CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. To the extent consistent with its investment objective and policies, the Fund may acquire U.S. government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which usually is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

          EUROPEAN DEPOSITARY RECEIPTS ("EDRS"). To the extent consistent with its investment objectives and policies, the Fund may invest in EDRs and Global Depository Receipts ("GDRs"). EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

          FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

          When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

          When the investment management team anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains, which might result from changes in the value of such currency. The Fund also may incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

          In addition, to the extent consistent with its investment objective, the Fund may purchase or sell forward foreign currency exchange contracts to seek to increase total return or for cross-hedging purposes and may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the investment management team believes that there is a pattern of correlation between the two currencies.

          Liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or (ii) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the

Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

          FOREIGN INVESTMENTS. To the extent consistent with its investment policies, the Fund may invest in foreign securities, including bonds and other fixed income securities of foreign issuers. Foreign fixed income securities may include eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer. These obligations may be issued by supranational entities, including international organizations (such as the European Coal and Steel Community) designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

          Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund to the extent that it invests in foreign stocks. The holdings of the Fund, to the extent that it invests in fixed income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

          There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

          The Fund may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

          To the extent permitted by its investment policies, the Fund may invest its assets in countries with emerging economies or securities markets. These countries are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve the Fund's delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

          Unanticipated political, economic or social developments may affect the value of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

          Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund's net asset value ("NAV") to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

          The Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

          Dividends and interest payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See "Taxes" on page 45.

          FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed-delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions normally are negotiated directly with the other party.

          The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

          When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

          FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may invest in futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, to seek to increase total return, or for liquidity management purposes.

          The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Fund. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirement of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining their qualifications as regulated investment companies for federal income tax purposes.

          When used as a hedge, the Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. The Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract as a hedge in anticipation of purchase of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

          Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (the "NFA") nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's (the "CFTC") regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the NFA or any domestic futures exchange. In particular, the Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

          In connection with the Fund's position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

          For a further description of futures contracts and related options, see Appendix B to this Additional Statement.

          ILLIQUID OR RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities that are illiquid. The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

          INSURANCE FUNDING AGREEMENTS. An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent.

          INTEREST RATE SWAPS, TOTAL RATE OF RETURN SWAPS, CREDIT SWAPS, INTEREST RATE FLOORS, CAPS AND COLLARS AND CURRENCY SWAPS. To the extent consistent with its investment objective and strategies, the Fund may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds
(cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies.

          Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Fund and its Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

          The Fund will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody's or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market. The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

          INVESTMENT COMPANIES. With respect to the investments of the Fund in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by the Fund, the Trust as a whole and its affiliated persons (as defined in the 1940
Act); or (b) (i) not more than 5% of the value of the total assets of the Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Pursuant to an exemptive order, these limits will not apply to the investment of securities lending collateral by the Fund in certain investment company portfolios advised by Northern Trust. In addition, pursuant to the exemptive order, the Fund may invest its uninvested cash balances in shares of affiliated money market portfolios to the extent that the Fund's aggregate investment of such balances in such portfolios does not exceed 25% of the Fund's total assets. Investments by the Fund in other investment companies, including exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Fund may rely on SEC orders that permit it to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions.

Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Fund's investments in ETFs. These policies and procedures require, among other things, that (i) the Investment Adviser conducts the Fund's investment in ETFs without regard to any consideration received by the Fund or any of its affiliated persons and (ii) the Investment Adviser certifies to the Board quarterly that it has not received any consideration in connection with an investment by the Fund in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

          Certain investment companies whose securities are purchased by the Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

          If required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

          The Fund may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policy and restrictions as the Fund. However, the Fund currently intends to limit its investments in securities issued by other investment companies to the extent described above. The Fund may adhere to other limitations with respect to its investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust.

          MISCELLANEOUS. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Fund, may, however, make short sales against the box.

          MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets, as permitted by applicable law, in an amount equal to its forward purchase price.

          For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as financing transactions.

          Mortgage dollar rolls involve certain risks, including the following situation. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument that the Fund originally held. Successful use of mortgage dollar rolls will depend upon the Investment Adviser's ability to manage the Fund's interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

          MUNICIPAL INSTRUMENTS. Opinions relating to the validity of municipal instruments and to federal and state tax issues relating to these securities are rendered by bond counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to the Investment Adviser. Neither the Trust nor the Investment Adviser will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.

          Municipal instruments generally are issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They also are issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds also are issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities.

          State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Municipal instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond usually is directly related to the credit standing of the private user of the facility involved.

          Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, asset-backed securities such as custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participation in a lease, an installment purchase contract, or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Investment Adviser will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be canceled.

          The Fund also may invest in "moral obligation" bonds, which normally are issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

          The Fund also may purchase long-term variable and floating rate bonds (sometimes referred to as "put bonds") where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at a par at least every thirteen months. Put bonds with conditional puts (that is, puts which cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other municipal instruments because of the possibility that the Fund might hold long-term put bonds on which defaults occur following acquisition by the Fund.

          The Fund may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." The Fund also may purchase certificates of participation that, in the opinion of counsel to the issuer, are exempt from regular federal income tax. Certificates of participation are a type of floating or variable rate of obligation that represents interests in a pool of municipal obligations held by a bank.

          An issuer's obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal instruments. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the federal income tax status of interest on municipal instruments or which proposals, if any, might be enacted.

          Certain of the municipal instruments held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually will be obtained by the issuer of the municipal instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its total assets in municipal instruments covered by insurance policies.

          Municipal instruments purchased by the Fund may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. A change in the credit quality of these banks and financial institutions could, therefore, cause loss to the Fund that invests in municipal instruments. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations.

          The Fund may invest in municipal leases, which may be considered liquid under guidelines established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Investment Adviser, under guidelines approved by the Trust's Board of Trustees, also will consider marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

          OPTIONS. To the extent consistent with its investment objective and policies, the Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities ("yield curve options") and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

          Options trading is a highly specialized activity, which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

          The Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if the Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

          All put options written by the Fund would be covered, which means that the Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if the Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

          With respect to yield curve options, a call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option generally is limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

          The Fund's obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

          When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

          There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

          REAL ESTATE INVESTMENT TRUSTS. To the extent consistent with its investment objective and policies, the Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trusts. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs also are subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Code, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.

          REPURCHASE AGREEMENTS. The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, the Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is unenforceable.

          REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Fund may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

          RISKS RELATED TO SMALL COMPANY SECURITIES. While the Investment Adviser believes that smaller companies can provide greater growth potential than larger, more mature firms, investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies and may have a greater sensitivity to changing economic conditions. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. Generally, the smaller the company size, the greater these risks.

          The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the NAV of the Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

          The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when the Fund purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

          RISKS RELATED TO MEDIUM AND LOWER QUALITY SECURITIES. To the extent consistent with its investment objective and policies, the Fund may invest in medium and lower quality securities. Investments in medium and lower quality securities present special risk considerations. Medium quality securities, although considered investment grade, also are considered to have speculative characteristics. Lower quality securities are considered predominately speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standard. While any investment carries some risk, certain risks associated with lower quality securities are different than those for investment-grade securities. The risk of loss through default is greater because lower quality securities usually are unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund's NAV per share.

          There remains some uncertainty about the performance level of the market for lower quality securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the market for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower quality securities held in the portfolio of investments.

          The economy and interest rates can affect lower quality securities differently than other securities. For example, the prices of lower quality securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher quality investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

          The market value of lower quality securities tends to reflect individual corporate developments to a greater extent than that of higher quality securities, which react primarily to fluctuations in the general level of interest rates. Lower quality securities are often issued in connection with a corporate reorganization or restructuring or as a part of a merger, acquisition, takeover or similar event. They also are issued by less established companies seeking to expand. Such issuers are often highly leveraged, may not have available to them more traditional methods of financing and generally are less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse economic developments or business conditions.

          A holder's risk of loss from default is significantly greater for lower quality securities than is the case for holders of other debt securities because such securities generally are unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. The Fund also may incur additional expenses in seeking recovery on defaulted securities. If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Fund's NAV. In general, both the prices and yields of lower quality securities will fluctuate.

          The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for high yield fixed income securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

          In certain circumstances, it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, the Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated convertible securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

          The ratings of S&P, Dominion Bond Rating Service Limited ("Dominion"), Moody's and Fitch evaluate the safety of a lower-rated security's principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Investment Adviser performs its own analysis of the issuers whose lower-rated securities the Fund purchases. Because of this, the Fund's performance may depend more on its Investment Adviser's credit analysis than is the case of mutual funds investing in higher-rated securities.

          In selecting lower-rated securities, the Investment Adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund's investment portfolio. The Investment Adviser monitors the issuers of lower-rated securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

          SECURITIES LENDING. Collateral for loans of portfolio securities made by the Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and the Fund is responsible for any loss that may result from its investment in borrowed collateral. The Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

          SHORT SALES AGAINST-THE-BOX. The Fund may engage in short sales "against-the-box." In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately return the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security the seller does not own, a short sale is "against the box" to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. It may be entered into by the Fund, for example, to lock in a sales price for a security the Fund does not wish to sell immediately. If the Fund sells securities short against the box, it may protect itself from loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

          STOCK INDICES. The Lehman Brothers U.S. Aggregate Index is an unmanaged index of prices of U.S. dollar-denominated, taxable, investment grade fixed income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed and asset-backed securities and international dollar-denominated fixed income securities.

          STRIPPED SECURITIES. To the extent consistent with its investment policies, the Fund may purchase stripped securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" or "STRIPS." The Fund may purchase securities registered in the STRIPS program. Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

          Other types of stripped securities may be purchased by the Fund, including stripped mortgage-backed securities ("SMBS"). SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest generally are higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency, instrumentality or sponsored enterprise) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.

          SUPRANATIONAL BANK OBLIGATIONS. The Fund, to the extent consistent with its investment policies, may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

          TRACKING VARIANCE. As discussed in its Prospectus, the Fund is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Fund's holdings to its investment objective. Tracking variance also may occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund's designated index or the manner in which the index is calculated or because the indexing and investment approach of the Investment Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Investment Adviser at least quarterly. In the event the performance of the Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in the Fund's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.

          U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Fund include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and the Maritime Administration.

          Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof, and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.

          The Fund may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Not all U.S. government obligations carry the same credit support. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

          VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin in relation to a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as put bonds) where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and also includes leveraged inverse floating rate instruments ("inverse floaters").

          With respect to the variable and floating rate instruments that may be acquired by the Fund, the investment management team will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

          Variable and floating rate instruments that may be purchased by the Fund include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate, and leveraged inverse floaters. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Fund may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Fund.

          Variable and floating rate instruments including inverse floaters held by the Fund will be subject to the Fund's limitation on illiquid investments, absent a reliable trading market, when the Fund may not demand payment of the principal amount within seven days. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

          WARRANTS. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

          YIELDS AND RATINGS. The yields on certain obligations, including the instruments in which the Fund may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Dominion, Moody's, and Fitch represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

          Subject to the limitations stated in the Prospectus, if a security held by the Fund undergoes a rating revision, the Fund may continue to hold the security if the Investment Adviser determines such retention is warranted.

          ZERO COUPON AND CAPITAL APPRECIATION BONDS AND PAY-IN-KIND SECURITIES. To the extent consistent with its investment objective and strategies, the Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

          PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

          Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash generally is received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

INVESTMENT RESTRICTIONS

          The Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as described in "Description of Shares" on page 47.

The Fund may not:

(1) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

(2) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

(3) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4)  Invest in companies for the purpose of exercising control.

(5) Act as underwriter of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

(6) Purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(7) Borrow money, except that to the extent permitted by applicable law (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin. If due to market fluctuations or other reasons the Fund's borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Fund will not issue senior securities to the extent such issuance would violate applicable law.

(8) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

(9) Notwithstanding any of the Fund's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Fund.

          For the purposes of Investment Restrictions Nos. 1 and 7 above, the Fund expects that it would be required to file an exemptive application with the SEC and receive the SEC's approval of that application prior to entering into lending or borrowing arrangements with affiliates. As of the date of this Additional Statement, the Fund had not filed such an exemptive application.

          In applying Restriction No. 8 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund does not exceed 10% of the value of the Fund's total assets.

          Except to the extent otherwise provided in Investment Restriction No. 6, for the purpose of such restriction in determining industry classification, the Trust may use any one or more of the following: the Bloomberg Industry Group Classification, Standard & Poors, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes, or the Global Industry Classification Standard. For the purpose of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based upon the nature of the underlying assets.

          Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 7) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction No. 7, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Fund's shareholders. The policy provides that neither the Fund nor their Investment Adviser, Distributor or any agent, or any employee thereof ("Fund Representative") will disclose the Fund's portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, "portfolio holdings information" means the Fund's actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions. Under the policy, neither the Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Fund's public filings with the SEC or is disclosed on the Fund's publicly accessible Web site. Information posted on the Fund's Web site may be separately provided to any person commencing the day after it is first published on the Fund's Web site.

          Portfolio holdings information that is not filed with the SEC or posted on the publicly available Web site may be provided to third parties only if the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust's Chief Compliance Officer ("CCO"). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Fund) only upon approval by the CCO, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Adviser and its affiliates, the Fund's independent registered public accounting firm, the Fund's custodian, the Fund's legal counsel, the Fund's financial printer - Bowne & Co., Inc., and the Fund's proxy voting service - Institutional Shareholder Services, Inc.; certain rating and ranking organizations - S&P and Moody's; and the following vendors that provide portfolio analytical tools: Vestek (aka Thomson Financial), Citigroup, Lehman Brothers, and Factset. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of Fund Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with the Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

          The Fund intends to publish on its Web site, northernfunds.com, complete portfolio holdings for the Fund as of the end of each month, subject to at least ten (10) calendar day lag between the date of the information and the date on which the information is disclosed. The Fund may publish on the Web site complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

          Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

                          ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

          The Board of Trustees of the Trust is responsible for the management and business and affairs of the Trust. Set forth below is information about the Trustees and Officers of Northern Funds as of the date of this Additional Statement. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. As of the date of this Additional Statement, each Trustee oversees a total of 58 portfolios in the Northern Funds Complex - Northern Funds offers 36 portfolios and Northern Institutional Funds offers 22 portfolios.

NON-INTERESTED TRUSTEES

NAME, ADDRESS (1),
AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF                                                                                  OTHER DIRECTORSHIPS
SERVICE AS TRUSTEE(2)               PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                     HELD BY TRUSTEE(3)
---------------------   -------------------------------------------------------------------   --------------------------------
William L. Bax          -    Managing Partner of PricewaterhouseCoopers (an accounting        -    Sears Holding Corp. (a
Age: 63                      firm) from 1999 to 2003;                                              retail company).
Trustee since 2005      -    Director of Big Shoulders Fund since 1997;
                        -    Director of Children's Memorial Hospital since 1997;
                        -    Trustee of DePaul University since 1998.

Richard G. Cline        -    Chairman and President of Hawthorne Investors, Inc. (a           -    PepsiAmericas (a soft drink
Age: 71                      management advisory services and private investment company)          bottling company);
Trustee since 2000           since 1996;                                                      -    Ryerson Inc. (a metals
                        -    Managing Partner of Hawthorne Investments, LLC (a management          distribution company)
                             advisory services and private investment company) since 2001;
                        -    Managing Member of Hawthorne Investments II, LLC (a private investments company) since 2004.

(1) Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)  Each Trustee will hold office for an indefinite term until the earliest of:
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (i.e., public companies) or other investment companies registered under the 1940 Act.

NAME, ADDRESS (1),
AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF                                                                                  OTHER DIRECTORSHIPS
SERVICE AS TRUSTEE(2)               PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                     HELD BY TRUSTEE(3)
---------------------   -------------------------------------------------------------------   --------------------------------
Edward J. Condon, Jr.   -    Chairman and CEO of The Paradigm Group, Ltd. (a financial        -    None
Age: 66                      adviser) since 1993;
Trustee since 2000      -    Principal and Co-Founder of Paradigm Capital, Ltd. since 1996;
                        -    Senior Partner of NewEllis Ventures since 2001;
                        -    Member of the Board of Managers of The Liberty Hampshire
                             Company, LLC (a receivable securitization company) from 1996 to 2001;
                        -    Director of Financial Pacific Company (a small business
                             leasing company) from 1998 to 2004;
                        -    Member and Director of the Illinois Venture Capital
                             Association since 2001;
                        -    Trustee at Dominican University from 1996 to 2005;
                        -    Member of the Board of Directors of the Chicago Children's
                             Museum since 2001;
                        -    Member of the Board of Governors of the Metropolitan Club
                             since 2003;
                        -    Member of the Advisory Board of AAVIN Equity Partners since
                             2005;
                        -    Chairman of the Nominating Committee of Girl Scouts of Chicago
                             from 1993 to 2003;
                        -    Member of the National Advisory Board of National Domestic
                             Violence Hotline since 2005.

Sharon Gist Gilliam     -    Executive Vice President of Unison-Maximus, Inc. (an aviation    -    None
Age: 63                      and governmental consulting company) from 1989 to 2005;
Trustee since 2001      -    Principal/Officer/Director, UCG Associates, Inc. (a management consulting firm) from 2005 to present.

Sandra Polk Guthman     -    CEO of Polk Bros. Foundation (an Illinois not-for-profit         -    None
Age: 62                      corporation) since 1993;
Trustee since 2000      -    Director of MBIA Insurance Corp. of Illinois (a municipal bond insurance company) since 1994;
                        -    Director of STS Consultants, Ltd. (an employee owned
                             engineering consulting firm) since 2001.

(1) Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)  Each Trustee will hold office for an indefinite term until the earliest of:
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years.

(3) This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

NAME, ADDRESS (1),
AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF                                                                                  OTHER DIRECTORSHIPS
SERVICE AS TRUSTEE(2)               PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                     HELD BY TRUSTEE(3)
---------------------   -------------------------------------------------------------------   --------------------------------
Michael E. Murphy (4)   -    President of Sara Lee Foundation (philanthropic organization)    -    Coach, Inc.;
Age: 70                      from 1997 to 2001.                                               -    Payless Shoe Source, Inc.
Trustee since 1998                                                                                 (a retail shoe store
                                                                                                   business);
                                                                                              -    GATX Corporation (a
                                                                                                   railroad holding company).

Richard P. Strubel      -    Vice Chairman and Director of Cardean Learning Group (formerly   -    Gildan Activewear, Inc.
Age: 67                      UNext, Inc.) (a provider of educational services via the              (an athletic clothing
Trustee since 2000           Internet) since 2003;                                                 marketing and manufacturing
                        -    President, Chief Operating Officer and Director of UNext Inc.         company);
                             from 1999 to 2003.                                               -    Goldman Sachs Mutual Fund
                                                                                                   Complex (72 portfolios);
                                                                                              -    Goldman Sachs Closed- End
                                                                                                   Funds.

(1) Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)  Each Trustee will hold office for an indefinite term until the earliest of:
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years.

(3) This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

(4) On December 31, 2003, a family limited partnership controlled by Mr. Murphy owned 4,000 shares, and another member of Mr. Murphy's immediate family owned 1,000 shares, of Northern Trust Corporation with an approximate value of $230,000. These shares represented less than 1% of the outstanding shares of Northern Trust Corporation. In July 2004, these shares were sold. In addition, prior to March 2004, Mr. Murphy was a member of the governing board of three privately-offered investment companies that were advised and/or distributed by NTI or its affiliates.

INTERESTED TRUSTEES

NAME, ADDRESS (1),
AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF                                                                                  OTHER DIRECTORSHIPS
SERVICE AS TRUSTEE(2)               PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                     HELD BY TRUSTEE(3)
---------------------   -------------------------------------------------------------------   --------------------------------
Mary Jacobs Skinner,    -    Partner in the law firm of Sidley Austin Brown & Wood, LLP.      -    None
Esq.(4)
Age: 49
Trustee since 1998

Terence J. Toth (4)     -    President, Chief Executive Officer of Northern Trust             -    None
Age: 46                      Investments, N.A. from 2004 to present;
Trustee since 2006      -    President of Northern Trust Global Investments, a division of
                             Northern Trust Corporation, since 2004;
                        -    Executive Vice President, Head of Quantitative Management and
                             Securities Lending of Northern Trust Investments, N.A. from
                             2000 to 2004.

(1) Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2)  Each Trustee will hold office for an indefinite term until the earliest of:
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years.

(3) This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

(4) An "interested person," as defined by the 1940 Act. Ms. Skinner is deemed to be an "interested" Trustee because her law firm provides legal services to Northern Trust Corporation and its affiliates, and because she owns shares of Northern Trust Corporation. Mr. Toth is deemed to be an "interested" Trustee because he is an officer, director, employee, and is a shareholder, of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, ADDRESS, AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF
SERVICE (1)                      PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
---------------------------   --------------------------------------------------
Lloyd A. Wennlund             Executive Vice President since 2003 and Director
Age: 49                       since 2001 of Northern Trust Investments, N.A.;
50 South LaSalle Street       Executive Vice President and other positions at
Chicago, IL 60603             The Northern Trust Company, President and Director
President since 2000          of Northern Trust Securities, Inc., and Managing
                              Executive, Mutual Funds for Northern Trust Global
                              Investments since 1989.

Eric K. Schweitzer            Senior Vice President at Northern Trust
Age: 45                       Investments, N.A. since 2001 and Senior Vice
50 South LaSalle Street       President at The Northern Trust Company and the
Chicago, IL 60603             Director of Distribution, Product Management and
Vice President since 2000     Client Services in the Mutual Fund Group of
                              Northern Trust Global Investments since 2000.

Stuart Schuldt                Senior Vice President and Division Manager of Fund
Age: 44                       Administration and Fund Accounting, The Northern
50 South LaSalle Street       Trust Company since 1998; Assistant Treasurer of
Chicago, IL 60603             the Trust from 2002 to 2005.
Treasurer since 2005

Susan J. Hill                 Chief Compliance Officer of Northern Trust
Age: 50                       Investments, N.A. since 2005; Senior Vice
50 South LaSalle Street       President of Northern Trust Investments, N.A.
Chicago, IL 60603             since 2005; Counsel and Vice President of Northern
Chief Compliance Officer      Trust Investments, N.A. and The Northern Trust
since 2004                    Company from 2000 to 2004.

Debra A. Mairs                Vice President and Director of Compliance of
Age: 44                       Northern Trust Investments, N.A. and Northern
50 South LaSalle Street, M-15 Trust Securities, Inc. since 2006; Vice President
Chicago, IL 60603             of Stock Services at Northern Trust Securities,
Anti-Money Laundering         Inc. 2004-2006; Chief Operating Officer of Melvin
Compliance Officer since      Securities, Inc. from 1999-2004.
2006

Brian Ovaert                  Senior Vice President and Department Head at The
Age: 45                       Northern Trust Company overseeing Fund Accounting,
50 Bank Street                Transfer Agent and Fund Administration functions
Canary Wharf                  since 1998; Treasurer of the Trust from 2002 to
London, E145NT                2005.
Assistant Treasurer since
2005

(1) Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

NAME, ADDRESS, AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF
SERVICE (1)                      PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
---------------------------   --------------------------------------------------
Diana E. McCarthy, Esq.       Partner in the law firm of Drinker Biddle & Reath
Age: 55                       LLP.
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103-
6996
Secretary since 2006

Linda J. Hoard, Esq.          Senior Counsel and Senior Vice President at PFPC
Age: 59                       Inc. since 1998.
99 High Street, 27th Floor
Boston, MA 02110
Assistant Secretary since
1999

Lori V. O'Shaughnessy, Esq.   Counsel and Vice President at PFPC Inc. since
Age: 35                       2005; Associate Counsel and Director at PFPC Inc.
99 High Street, 27th Floor    from 2002 to 2005; Associate Counsel at Investors
Boston, MA 02110              Bank & Trust Company, a financial service provider
Assistant Secretary since     from 2001 to 2002.
2003

(1) Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

          Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern Trust Corporation, PFPC Inc. ("PFPC"), Northern Funds Distributors, LLC and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by the Trust's service providers, the Trust itself requires no employees.

          Each officer holds comparable positions with Northern Institutional Funds and certain officers hold comparable positions with certain other investment companies of which Northern Trust Corporation, PFPC or an affiliate thereof is the investment adviser, custodian, transfer agent, administrator and/or distributor.

          STANDING BOARD COMMITTEES. The Board of Trustees has established three standing committees in connection with their governance of the Fund: Audit, Governance and Valuation.

          The Audit Committee consists of four members: Messrs. Condon (Chairperson), Bax and Strubel and Ms. Gilliam. The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees a firm of independent registered certified auditors to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is designated as the Qualified Legal Compliance Committee. The Audit Committee convenes at least four times each year to meet with the independent auditors to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board's

Chairperson, the Committee Chairperson or the independent registered public accounting firm. During the fiscal year ended March 31, 2006, the Audit Committee convened six times.

          The Governance Committee consists of three members: Ms. Guthman (Chairperson) and Messrs. Bax and Strubel. The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as non-interested Trustees, reviewing and making recommendations regarding Trustee compensation, developing policies regarding Trustee education and, subject to Board oversight, supervising the Trust's CCO. During the fiscal year ended March 31, 2006, the Governance Committee convened three times. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund's Prospectus and should be directed to the attention of Northern Funds Governance Committee.

          The Valuation Committee consists of four members: Messrs. Murphy (Chairperson), Strubel and Toth and Ms. Skinner. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities of the Fund in accordance with the Trust's valuation procedures. During the fiscal year ended March 31, 2006, the Valuation Committee convened four times.

TRUSTEE OWNERSHIP OF FUND SHARES. The following table shows the dollar range of shares of the Fund owned by each Trustee in the Fund and other portfolios of the Northern Funds and Northern Institutional Funds.

                       INFORMATION AS OF DECEMBER 31, 2005

                                                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND*              FAMILY OF INVESTMENT COMPANIES **
---------------         -----------------------------------------------   ------------------------------------------------------
William L. Bax***                             None                                           $10,001 - $50,000
Richard G. Cline                              None                                             Over $100,000
Edward J. Condon, Jr.                         None                                             Over $100,000
Sharon Gist Gilliam                           None                                                 None
Sandra Polk Guthman                           None                                             Over $100,000
Michael E. Murphy                             None                                             Over $100,000
Mary Jacobs Skinner                           None                                             Over $100,000
Richard P. Strubel                            None                                             Over $100,000
Terence J. Toth                               None                                             Over $100,000

*    The Fund was not offered as of December 31, 2005.

** The Northern Mutual Fund Complex consists of Northern Institutional Funds and Northern Funds. As of December 31, 2005, Northern Funds offered 32 portfolios and Northern Institutional Funds offered 22 portfolios.

***  Mr. Bax was appointed to the Board of Trustees as of January 1, 2005.

TRUSTEE AND OFFICER COMPENSATION. The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and as a member of Board committees, plus additional fees for Board and Committee meetings attended by such Trustee. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Trust's Board and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

          The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended March 31, 2006.

                           Total Compensation from Fund Complex (4)
                           ----------------------------------------
William L. Bax                             $115,000
Richard G. Cline                            146,250
Edward J. Condon, Jr.                       131,250
William J. Dolan, Jr.(1)                     90,000(5)
Sharon Gist Gilliam                         111,250
Sandra Polk Guthman                         118,750
Michael E. Murphy                           123,750
Richard P. Strubel                          123,750
Mary Jacobs Skinner                         108,750(6)
Stephen Timbers(2)                           98,250
Terence J. Toth(3)                                0

(1)  Mr. Dolan served as a Trustee of the Fund Complex until December 31, 2005.

(2)  Mr. Timbers served as a Trustee of the Fund Complex until February 17,
     2006.

(3) Mr. Toth was appointed to the Board of Trustees as of February 17, 2006 and serves without compensation.

(4) As of December 31, 2005, the Northern Mutual Fund Complex offered Northern Funds (32 portfolios) and Northern Institutional Funds (22 portfolios).

(5) For the fiscal year ended March 31, 2006, Mr. Dolan elected not to defer any of his $90,000 total compensation, of which Mr. Dolan earned $1,763.22 accrued interest from previous years' deferred compensation. Mr. Dolan received a final payout for his deferred compensation at the time of his retirement.

(6) For the fiscal year ended March 31, 2006, Ms. Skinner elected to defer $54,375 of $108,750 total compensation, of which Ms. Skinner earned $4,907.24 accrued interest from previous years' deferred compensation.

          The Trust does not provide pension or retirement benefits to its Trustees.

          Effective October 29, 2002, each Trustee became entitled to participate in the Northern Funds Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are "eligible securities" as defined by that rule. The amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees will not obligate the Trust to retain the service of any Trustee or obligate the Fund to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

          The Trust's officers do not receive fees from the Trust for services in such capacities, although PFPC, of which certain of the Trust's officers are also officers (except Mses. Hill and McCarthy and Messrs. Ovaert, Ringo, Schuldt, Schweitzer and Wennlund), receives fees from the Trust for administrative services. In addition, Mr. Toth does not receive fees from the Trust for his services, because he is a management Trustee.

          Drinker Biddle & Reath LLP, of which Ms. McCarthy is a partner, receives fees from the Trust for legal services.

          Northern Trust Corporation and/or its affiliates, of which Ms. Hill and Messrs. Ovaert, Ringo, Schuldt, Schweitzer and Wennlund are officers, receive fees from the Trust as Investment Adviser, Co-Administrator, Custodian and Transfer Agent.

CODE OF ETHICS

          The Trust, its Investment Adviser and principal underwriter have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

          Northern Trust Investments, N.A. ("NTI"), a direct or indirect subsidiary of The Northern Trust Company ("TNTC"), an Illinois state chartered bank, serves as the Investment Adviser of the Fund. NTI is referred to as "Investment Adviser." TNTC is a direct wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively in this Additional Statement as "Northern Trust."

          TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. NTI is an investment adviser registered under the Investment Advisers Act of 1940. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

          Northern Trust is one of the nation's leading providers of trust and investment management services. Northern Trust is one of the strongest banking organizations in the United States. Northern Trust believes it has built its organization by serving clients with integrity, a commitment to quality and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist: (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and also may provide educational material to their employees; (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations; (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs; and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of September 30, 2006, Northern Trust had assets under custody of $3.3 trillion, and assets under investment management of $667 billion.

          Under the Advisory Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust's Board of Trustees, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the Fund and also provides certain ancillary services. The Investment Adviser also is responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for Northern Funds). In making investment recommendations for the Fund, investment advisory personnel may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Fund's accounts are customers of TNTC's commercial banking department. These requirements are designed to prevent investment advisory personnel for the Fund from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

          The Trust's proposed Investment Advisory and Ancillary Services Agreement with the Investment Adviser for the Fund (the "Advisory Agreement") was considered by the Board of Trustees, including the "non-interested" Trustees at a meeting held on February 2007, and was approved by the initial shareholder of the Fund prior to the initial offering of shares of the Fund. The Advisory Agreement provides that in selecting brokers or dealers to place orders for transactions on (i) common and preferred stocks, the Investment Adviser shall use its best judgment to obtain the best overall terms available, and (ii) on bonds and other fixed income obligations, the Investment Adviser shall attempt to obtain best net price and execution or, use its best judgment to obtain the best overall terms available. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In assessing the best overall terms available for any transaction, the Investment Adviser is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Adviser may consider the brokerage and research services provided to the Fund and/or other accounts over which the Investment Adviser or an affiliate exercise investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include but are not limited to, furnishing of advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in securities and the availability of securities or purchasers or sellers of securities. The Investment Adviser also may obtain economic statistics, forecasting services, industry and company analyses, portfolio strategies, quantitative data, quotation services, order management systems, news services, credit rating services, testing services, execution services, market information systems, consulting services from economists and political analysts, and computer software or on-line data feeds and computer hardware necessary to use the product. These services and products may disproportionately benefit other accounts ("Other Accounts") over which the Investment Adviser or its affiliates exercise investment discretion. For example, research or other services paid for through the Fund's commissions may not be used in managing the Fund. In addition, Other Accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products or services that may be provided to the Fund and to such Other Accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products or services itself. The Investment Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. In that event, the research will effectively be paid for by client commissions that will also be used to pay for execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

          Northern Trust and its affiliates also receive products and services that provide both research and non-research benefits to them ("mixed-use items"). The research portion of mixed-use items may be paid for with soft dollars. When paying for the research portion of mixed-use items with soft dollars, Northern Trust makes a good faith allocation between the cost of the research portion and the cost of the non-research portion of the mixed-use items. Northern Trust will pay for the non-research portion of the mixed-use items with hard dollars.

          Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable to the Investment Adviser by the Fund. The Trustees will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          The amount of brokerage commissions paid by the Fund may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

          Transactions on U.S. stock exchanges, and increasingly equity securities traded over-the-counter, involve the payment of negotiated brokerage commissions and the cost of transactions may vary among different brokers. Over-the-counter transactions in equity securities also may involve the payment of negotiated commissions to brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions, which may be fixed by applicable regulatory bodies. Many over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Investment Adviser believes such practice to be in the Fund's interests.

          On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary or agency accounts managed by it (including any other fund, investment company or account for which Northern Trust acts as adviser), the Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser's opinion of the reliability and quality of the broker or dealer.

          The Advisory Agreement provides that the Investment Adviser may render similar services to others so long as its services under the Advisory Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Adviser against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Advisory Agreement) or, in lieu thereof, contribute to resulting losses.

          From time to time, the Investment Adviser may voluntarily waive a portion or all of its fees otherwise payable to it with respect to the Funds.

          As compensation for advisory services and the assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at an annual rate of 0.15% of the Fund's average daily net assets.

          Under its Transfer Agency Agreement with the Trust, TNTC as Transfer Agent has undertaken to perform some or all of the following services: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semiannual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as income disbursing agent; and (vii) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

          As compensation for the services rendered by TNTC under the Transfer Agency Agreement and the assumption by TNTC of related expenses, TNTC is entitled to a fee from the Trust, payable monthly, at an annual rate of 0.10% of the average daily NAV of the Fund. In addition, TNTC may be reimbursed for certain expenses as provided under the Transfer Agency Agreement.

          Under its Custodian Agreement with the Trust, TNTC (the "Custodian")
(i) holds the Fund's cash and securities, (ii) maintains such cash and securities in separate accounts in the name of the Fund, (iii) makes receipts and disbursements of funds on behalf of the Fund, (iv) receives, delivers and releases securities on behalf of the Fund, (v) collects and receives all income, principal and other payments in respect of the Fund's investments held by the Custodian and (vi) maintains the accounting records of Northern Funds. The Custodian may employ one or more subcustodians, provided that the Custodian, subject to certain monitoring responsibilities, shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to the Custodian and that the responsibility or liability of the subcustodian to the Custodian shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of foreign securities, to the terms of any agreement entered into between the Custodian and such subcustodian to which such resolution relates). In addition, the Trust's custodial arrangements provide, with respect to foreign securities, that the Custodian shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; and
(iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. The Custodian also may appoint agents to carry out such of the provisions of the Custodian Agreement as the Custodian may from time to time direct, provided that the appointment of an agent shall not relieve TNTC of any of its responsibilities under the Agreement.

          As compensation for the services rendered with respect to the Trust by the Custodian to the Fund, and the assumption by the Custodian of certain related expenses, the Custodian is entitled to payment from the Trust as follows; (a) a basic custodial fee of (i) $18,000 annually for the Fund, plus
(ii) 1/100th of 1% annually of the Fund's average daily net assets to the extent they exceed $100 million, plus (b) a basic accounting fee of (i) $25,000 annually for the Fund, plus (ii) 1/100th of 1% annually of the Fund's average daily net assets to the extent they exceed $50 million, plus (c) a fixed dollar fee for each trade in portfolio securities, plus (d) a fixed dollar fee for each time that the Custodian receives or transmits funds via wire, plus (e) reimbursement of expenses incurred by the Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses
(c) and (d) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that the Custodian may permanently or temporarily waive all or any portion of any upward adjustment.

          The Custodian's fees under the Custodian Agreement are subject to reduction based on the Fund's daily-uninvested U.S. cash balances (if any).

          Unless sooner terminated, the Trust's Advisory Agreement, Transfer Agency Agreement and Custodian Agreement will continue in effect with respect to the Fund until March 31, 2007, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of such Fund (as defined under "Description of Shares"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Adviser, Custodian, or Transfer Agent, as the case may be, on 60 days' written notice.

BOARD CONSIDERATIONS REGARDING THE ADVISORY AGREEMENT FOR THE FUND. [TO BE PROVIDED]

          Northern Trust and its affiliates may act as an underwriter of various securities. Under the 1940 Act, the Fund is precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust or an affiliate is serving as a principal underwriter. In the opinion of Northern Trust, this limitation will not significantly affect the ability of the Fund to pursue its investment objective.

          In the Advisory Agreement, the Investment Adviser agrees that the name "Northern" may be used in connection with the Trust's business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name "Northern" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "Northern."

PORTFOLIO MANAGERS

The portfolio manager for the Fund is Louis D'Arienzo.

ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

          The following tables describe certain information with respect to accounts for which the portfolio manager has day-to-day responsibility, including all Northern Funds managed by the portfolio manager.

     The table below discloses accounts within each type of category listed below for which Louis D'Arienzo was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2006.

                                               Total                        Number of Accounts Managed
                                             Number of       Total Assets   with Advisory Fee Based on   Total Assets with Advisory
           Type of Accounts              Accounts Managed   (in Millions)           Performance           Fee Based on Performance
           ----------------              ----------------   -------------   --------------------------   --------------------------
Northern Funds:                                  0              $    0                   0                           $0
Northern Institutional Funds:                    0                   0                   0                            0
Other Registered Investment Companies:           1               132.5                   0                            0
Other Pooled Investment Vehicles:                3               3,885                   0                            0
Other Accounts:                                  4               2,051                   0                            0

MATERIAL CONFLICTS OF INTEREST The Investment Adviser's portfolio managers are often responsible for managing one or more portfolios of the Trust, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Investment Adviser than the Fund. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts and for other reasons. The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Trust have adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

          As of December 31, 2006, the compensation for the portfolio managers of the Fund is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of The Northern Trust Company, the overall performance of its investment management business unit plus a quantitative and qualitative evaluation of each portfolio manager's investment performance and contribution to his or her fixed income product strategy team. The annual incentive award is not based on performance of the Fund or the amount of assets held in the Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

DISCLOSURE OF SECURITIES OWNERSHIP

          As of the date of this Additional Statement, no shares of the Fund were outstanding and the Fund's portfolio managers did not beneficially own any shares of the Fund.

PROXY VOTING

          The Trust, on behalf of the Fund, has delegated the voting of portfolio securities to Northern Trust in its capacity as Investment Adviser. Northern Trust has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which Northern Trust has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

          Normally, Northern Trust exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to classify the board of directors, to eliminate cumulative voting, to limit management's ability to alter the size of the board, to require shareholder ratification of poison pills, to require a supermajority shareholder vote for charter or by-law amendments and mergers or other significant business combinations, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares, to create or abolish preemptive rights, to approve executive and director compensation plans, to limit executive and director pay, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, assets sales or liquidations.

          A Proxy Committee comprised of senior Northern Trust investment and compliance officers has the responsibility for the content, interpretation and application of the Proxy Guidelines. In addition, Northern Trust has retained an independent third party (the "Service Firm") to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. The Proxy Committee may apply these Proxy Guidelines with a measure of flexibility. Accordingly, except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interests of the Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances also may justify casting different votes for different clients with respect to the same proxy vote.

          Northern Trust occasionally may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, Northern Trust may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, Northern Trust also may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. Northern Trust also may be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which Northern Trust has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by the Fund. Northern Trust seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility of determining whether a proxy vote involves a potential conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including the following: voting in accordance with the vote recommendation of the Service Firm; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; voting pursuant to client direction by seeking instructions from the Board of Trustees of the Trust; or by voting pursuant to a "mirror voting" arrangement under which shares are voted in the same manner and proportion as shares over which Northern Trust does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

          Northern Trust may choose not to vote proxies in certain situations or for the Fund. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets").

          A description of Northern Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling 800/595-9111.

          Information regarding how the Fund voted proxies, if any, relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request, by contacting the Adviser or by visiting the SEC's Web site.

CO-ADMINISTRATORS AND DISTRIBUTOR

          NTI and PFPC (the "Co-Administrators"), 99 High Street, Boston, Massachusetts 02110, act as co-administrators for the Fund under a Co-Administration Agreement with the Trust. Subject to the general supervision of the Trust's Board of Trustees, the Co-Administrators provide supervision of all aspects of the Trust's non-investment advisory operations and perform various corporate secretarial, treasury and blue sky services, including but not limited to: (i) maintaining office facilities and furnishing corporate officers for the Trust; (ii) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (iii) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust's bills, preparing monthly reconciliation of the Trust's expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing; (iv) preparing and submitting reports to the Trust's shareholders and the SEC; (v) preparing and printing financial statements; (vi) preparing monthly Fund profile reports; (vii) preparing and filing the Trust's federal and state tax returns (other than those required to be filed by the Trust's Custodian and Transfer Agent) and providing shareholder tax information to the Trust's Transfer Agent; (viii) assisting in marketing strategy and product development; (ix) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Trust's service providers; (x) effecting and maintaining, as the case may be, the registration of shares of the Trust for sale under the securities laws of various jurisdictions; (xi) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (xii) monitoring the Trust's arrangements with respect to services provided by Service Organizations to their customers who are the beneficial owners of shares.

          Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Co-Administrators are entitled to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of the Fund. The Co-Administrators also are entitled to additional fees for special legal services.

          Unless sooner terminated, the Co-Administration Agreement will continue in effect until March 31, 2007, and thereafter for successive one-year terms with respect to the Fund, provided that the Agreement is approved annually
(i) by the Board of Trustees or (ii) by the vote of a majority of the outstanding shares of the Fund (as defined below under "Description of Shares"), provided that in either event the continuance also is approved by a majority of the Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Co-Administration Agreement is terminable at any time without penalty by the Trust on at least 60 days' written notice to the Co-Administrators. Each Co-Administrator may terminate the Co-Administration Agreement with respect to itself at any time without penalty after at least 60 days' written notice to the Trust and the other Co-Administrator. The Co-Administration Agreement provides that the Co-Administrators may render similar services to others so long as their services under such Agreement are not impaired thereby. The Co-Administration Agreement also provides that the Trust will indemnify each Co-Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality.

          The Trust also has entered into a Distribution Agreement under which Northern Funds Distributors, LLC ("NFD"), with principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, as agent, sells shares of the Fund on a continuous basis. NFD pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. NFD is a wholly-owned subsidiary of PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors, based in King of Prussia, Pennsylvania, is a wholly-owned subsidiary of PFPC, a Co-Administrator for the Trust. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD's breach of confidentiality.

          Under a Service Mark License Agreement (the "License Agreement") with NFD, Northern Trust Corporation agrees that the name "Northern Funds" may be used in connection with the Trust's business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name "Northern Funds" to any other person. The License Agreement provides that at such time as the Agreement is no longer in effect, NFD will cease using the name "Northern Funds."

SERVICE ORGANIZATIONS

          As stated in the Fund's Prospectus, the Fund may enter into agreements from time to time with Service Organizations providing for support and/or distribution services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Fund may pay Service Organizations up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by its customers. Support services provided by Service Organizations under their agreements may include: (i) processing dividend and distribution payments from the Fund; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (vi) forwarding shareholder communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Fund. In addition, Service Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

          The Fund's arrangements with Service Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Board of Trustees, and which are substantially similar except that the Distribution and Service plan contemplates the provision of distribution services. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Fund's arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Fund's arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

          The Board of Trustees believes that there is a reasonable likelihood that their arrangements with Service Organizations will benefit the Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to the Fund must be approved by the holders of a majority of the outstanding shares of the Fund. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

          Deloitte & Touche LLP, an independent registered public accounting firm, 111 South Wacker Drive, Chicago, Illinois 60606-4301, has been appointed to serve as independent auditors of the Trust. In addition to audit services, Deloitte & Touche LLP reviews the Trust's federal and state tax returns.

IN-KIND PURCHASES AND REDEMPTIONS

          Payment for shares of the Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

          Although the Fund generally will redeem shares in cash, the Fund reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from the Fund. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's NAV per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

REDEMPTION FEES AND REQUIREMENTS

          Shares of the Fund are sold and redeemed without any purchase or redemption charge imposed by the Trust.

AUTOMATIC INVESTING PLAN

          The Automatic Investing Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging usually should be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

DIRECTED REINVESTMENTS

          In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Fund from which such distributions are paid, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another Northern Fund. Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.

REDEMPTIONS AND EXCHANGES

          Exchange requests received on a Business Day prior to the time shares of the Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing also normally will be purchased at the NAV per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the Fund involved in the request are priced and will be processed on the next Business Day in the manner described above.

          The Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund's Prospectus from time to time. The Trust reserves the right on 30 days' written notice, to redeem the shares held in any account if at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Such involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund's NAV. The Trust also may involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to the Fund and its shareholders or the Transfer Agent.

RETIREMENT PLANS

          Shares of the Fund may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern Trust. To invest through any of the tax-sheltered retirement plans, please call Northern Trust for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.

EXPENSES

          Except as set forth above and in this Additional Statement, the Fund is responsible for the payment of its expenses. These expenses include, without limitation, the fees and expenses payable to the Investment Adviser, Co-Administrators, Transfer Agent and Custodian; brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws; expenses of the organization of the Trust; taxes; interest; costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law; legal, tax and auditing fees and expenses; expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and distributing of the same to the Fund's shareholders and regulatory authorities; compensation and expenses of its Trustees; payments to Service Organizations; fees of industry organizations such as the Investment Company Institute; and miscellaneous and extraordinary expenses incurred by the Trust.

          NTI, as the Fund's Investment Adviser, intends to voluntarily reimburse a portion of the Fund's expenses and/or reimburse all or portions of its advisory fees from the Fund during the current fiscal year. The result of these voluntary reimbursements, which may be modified or terminated at any time at its option, will be to increase the performance of the Fund during the periods for which the reimbursements are made.

                             PERFORMANCE INFORMATION

          You may call 800/595-9111 to obtain the current 7-day yield and other performance information or visit northernfunds.com.

          The Fund calculates its total returns for each class of shares separately on an "average annual total return" basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares also may be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in the shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been more or less than the average for the entire period. The Fund also may advertise from time to time the total return of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

          The Fund calculates its "average annual total return" for a class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                P (1+T)(n) = ERV

           Where: P   = hypothetical initial payment of $1,000;
                  T   = average annual total return;
                  n   = period covered by the computation, expressed in terms of years; and
                  ERV = ending redeemable value at the end of the 1-, 5- or
                        10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year (or other) periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

          Average annual total return (before taxes) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at NAV on the reinvestment dates during the period.

          The Fund may compute an "average annual total return-after taxes on distributions" for a class of shares by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending redeemable value after taxes on distributions but not after taxes on redemption according to the following formula:

                               P (1+T)(n) = ATV(D)

           Where: P      = a hypothetical initial payment of $1,000
                  T      = average annual total return (after taxes on
                           distributions)
                  n      = number of years
                  ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion), after taxes on distributions but not after taxes on redemption.

          Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, also is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

          The Fund may compute an "average annual total return-after taxes on distributions and redemption" for a class of shares by determining the average annual compounded rate of return after taxes on distributions and redemption during specified periods that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemption according to the following formula:

                              P (1+T)(n) = ATV(DR)

           Where: P       = a hypothetical initial payment of $1,000
                  T       = average annual total return (after taxes on
                            distributions and redemption)
                  n       = number of years
                  ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on distributions and redemption.

          Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from the redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

          The Fund may compute an "aggregate total return" for a class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                T = [(ERV/P)] - 1

          The yield of the Fund is computed based on the Fund's net income during a specified 30-day (or one month) period which will be identified in connection with the particular yield quotation. More specifically, the Fund's yield is computed by dividing the per share net income during a 30-day (or one month) period by the NAV per share on the last day of the period and annualizing the result on a semiannual basis.

          The Fund calculates its 30-day (or one month) standard yield in accordance with the method prescribed by the SEC for mutual funds:

                        Yield = 2[((a-b/cd) + 1)(6) - 1]

           Where: a = dividends and interest earned during the period;

                  b = expenses accrued for the period (net of reimbursements);

                  c = average daily number of shares outstanding during the
                      period entitled to receive dividends; and

                  d = NAV per share on the last day of the period.

GENERAL INFORMATION

          The Fund's performance will fluctuate, unlike bank deposits or other investments that pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze the Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.

          The performance of the Fund may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Inc. or to the S&P 500 Index, the Consumer Price Index, the Dow Jones Industrial Average or the Lehman Brothers U.S. Aggregate Index. Performance data as reported in national financial publications such as Money, Forbes, Barron's, the Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of the Fund. From time to time, the Funds also may quote the mutual fund ratings of Morningstar, Inc. and other services in their advertising materials.

          Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons also may include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund also may compare performance to that of other compilations or indices that may be developed and made available in the future.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

          The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of Northern Trust as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund also may include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. Also, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Materials may include lists of representative clients of Northern Trust. Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials also may include discussions of other funds, investment products, and services.

          The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

          The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

          The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

          Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

                                 NET ASSET VALUE

          Securities are valued at fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities that are not reported in the NASDAQ National Market System also generally are valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers generally are based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at NAV. Spot and forward currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the Investment Adviser has determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

          The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than the Fund's official closing NAV. For instance, if a pricing error is discovered that impacts the Fund's NAV, the corrected NAV would be the "official closing NAV" and the erroneous NAV would be "a NAV other than the Fund's official closing NAV." Those transactions that were processed using the erroneous NAV may then be reprocessed using the "official closing NAV." The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

          The Investment Adviser is not required to calculate the NAV of the Fund on days during which no shares are tendered to the Fund for redemption and no orders to purchase or sell shares are received by the Fund, or on days on which there is an insufficient degree of trading in the Fund's portfolio securities for changes in the value of such securities to affect materially the NAV per share.

                                      TAXES

          The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

          The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL  - GENERAL INFORMATION

          The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% its tax-exempt income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

          In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Also, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of the Fund's total assets may be invested (i) in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) in the securities of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or
(iii) in the securities of one or more qualified publicly traded partnerships. The Fund intends to comply with these requirements.

          If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders may be eligible for the dividends received deduction.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

          The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund are complex and, in some cases, uncertain. Such transactions may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions would be taxable to shareholders as ordinary income.

STATE AND LOCAL TAXES

          Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

FOREIGN INVESTORS

          Distributions by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") in respect of proceeds from, or gain on, the redemption of shares or in respect of long-term capital gain dividends generally will not be subject to U.S. withholding tax unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. In addition,

Fund distributions to foreign shareholders attributable to U.S.-source "portfolio interest" or short-term capital gains attributable to the Fund's taxable years beginning after December 31, 2004 and before January 1, 2008, will generally not be subject to withholding tax, unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Fund.

                              DESCRIPTION OF SHARES

          The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may hereafter create series in addition to the Trust's thirty-six existing series, which represent interests in the Trust's thirty-six respective portfolios.

          Under the terms of the Trust Agreement, each share of the Fund has a par value of $0.0001, which represents a proportionate interest in the Fund with each other share of its class in the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "About Your Account" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or
(iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of the Fund are redeemable at the unilateral option of the Trust. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Fund are not issued.

          The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Fund normally are allocated in proportion to the NAV of the Fund except where allocations of direct expenses can otherwise be fairly made.

          Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. The Fund and other investment portfolios of the Trust entitled to vote on a matter will vote in the aggregate and not by portfolio, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular portfolio.

          Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

          The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

          The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

          The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

          The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

          The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

          Under the Delaware Statutory Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

          The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

          In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

          The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees:
(i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class.

          As authorized by the Trust Agreement, the Board of Trustees has appointed a Series Board (the "Multi-Manager Series Board") to oversee the Multi-Manager Funds and all future Multi-Manager Funds established by the Multi-Manager Series Board. The Multi-Manager Series Board has all of the rights, protections, indemnities, immunities, duties, powers, authorities and responsibilities of Trustees under the Trust Agreement with respect to, but only with respect to the Multi-Manager Series, including the power to appoint additional or successor Multi-Manager Series Trustees and to create additional Multi-Manager Funds. The preceding discussion with respect to the rights and duties of, and authorities vested in, the Trustees is qualified in its entirety by the foregoing sentence. Any of the Multi-Manager Series Trustees may serve as Trustees of the Trust or any other series of the Trust.

          The term "majority of the outstanding shares" of either Northern Funds or the Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of Northern Funds or the Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of Northern Funds or the Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of Northern Funds or the Fund or portfolio.

                                OTHER INFORMATION

          The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this

Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

          Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

          A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

          "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.

          "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

          Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

          Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

          "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

          "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

          "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

          "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

          Fitch Ratings, Inc. ("Fitch") short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

          "NR" - This designation indicates that Fitch does not rate the issuer or issue in question.

          "Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.

          The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

          "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

          "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition

DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

          "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

          "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

          "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

          "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be of only adequate credit quality, one step up from being speculative. While not yet defined as speculative, the "R-2 (low)" category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

          "R-3 (high)," "R-3 (middle)," "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three sub-set grades, the capacity for timely repayment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

          "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

LONG-TERM CREDIT RATINGS

          The following summarizes the ratings used by Standard & Poor's for long-term issues:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments or the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable in the near term to nonpayment than other lower-rated issues. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments on the obligation.

          In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

          "N.R." - Not rated.

          Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

          The following summarizes the ratings used by Moody's for long-term debt:

          "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

          "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

          "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

          "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

          "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

          "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

          "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

          "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

          "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

          Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

          The following summarizes long-term ratings used by Fitch:

          "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

          "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

          "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

          Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

          "NR" indicates that Fitch does not rate the issuer or issue in question.

          The following summarizes the ratings used by DBRS for long-term debt:

          "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

          "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

          "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

          "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

          "BB" - Long-term debt rated "BB" is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

          "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

          "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

          "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

          ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

          A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

          - Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

          - Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

          Note rating symbols are as follows:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

          "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

          "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

          "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

          When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

          VMIG rating expirations are a function of each issue's specific structural or credit features.

          "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

          Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including rating on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                   APPENDIX B

          As stated in the Prospectus, the Fund may enter into certain futures transactions. Some of these transactions are described in this Appendix. The Fund may also enter into futures transactions or other securities and instruments that are available in the markets from time to time.

I.   INTEREST RATE FUTURES CONTRACTS

          Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, at or shortly after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

          Interest rate future contracts can also be used by the Fund for non-hedging (speculative) purposes to increase total return.

          Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms may call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a derivatives transaction execution facility ("DTEF"). Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Interest rate futures also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

          A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Ginnie Mae modified pass-through mortgage backed securities; three-month U.S.

Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  INDEX AND SECURITY FUTURES CONTRACTS

          A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indices, such as the S&P 100(R) or indexes based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indices (as defined in the Commodity Futures Modernization Act of 2000) (together "security futures;" broader-based index futures are referred to as "index futures"). Some futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a DTEF. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated by varying degrees by the CFTC. To the extent consistent with its investment objective, the Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

          The Fund may sell index futures and security futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures and security futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Fund may utilize index futures and security futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in their holdings they may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of their portfolios will decline prior to the time of sale.

          Index futures and security futures contracts may also be used by the Fund for non-hedging (speculative) purposes to increase total return.

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          The Fund may also use futures contracts on foreign currencies for non-hedging (speculative) purposes to increase total return.

IV.  MARGIN PAYMENTS

          Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Investment Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

          There are several risks in connection with the use of futures by the Fund, even if the futures are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

          When futures are purchased to hedge against a possible increase in the price of securities or a currency before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser may still not result in a successful hedging transaction over a short time frame.

          In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility, which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by the Fund is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          Futures purchased or sold by the Fund (and related options) may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations and the rules of the National Futures Association and any domestic exchange or other trading facility (including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange), nor the protective measures provided by the Securities and Exchange Commission's rules relating to security futures. In particular, the investments of the Fund in foreign futures, or foreign options transactions may not be provided the same protections in respect to transactions on United States futures trading facilities. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.  OPTIONS ON FUTURES CONTRACTS

          The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option of a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. OTHER MATTERS

          The Fund intends to comply with the regulations of the CFTC exempting it from registration as a "Commodity Pool Operator." The Fund is operated by persons who have claimed an exclusion from the definition of the term "Commodity Pool Operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulations as a pool operator under such Act. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") (Accession No. 0000893220-96-000957), Post-Effective Amendment No. 11 to such Registration Statement (Accession No. 0000893220-96-001248), Post-Effective Amendment No. 12 to such Registration Statement (Accession No. 0000893220-96-001771), Post-Effective Amendment No. 16 to such Registration Statement (Accession No. 0000893220-97-001320), Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000893220-98-000578), Post-Effective Amendment No. 22 to such Registration Statement (Accession No. 0000893220-99-000673), Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000893220-99-001176), Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000948221-99-000405), Post-Effective Amendment No. 30/31 to such Registration Statement (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136),
Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000948221-00-000340), Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000912057-01-007427), Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000912057-01-517742), Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000912057-01-525747), Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000912057-02-022419), Post-Effective Amendment No. 39 to such Registration Statement (Accession No. 0001047469-03-025437), Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950137-04-005850), Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000950137-04-010606), Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0000950137-05-006454), Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950137-05-009176), Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950137-05-011529), Post-Effective Amendment No. 45 to such Registration Statement (Accession No. 0000950137-05-015036), Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950137-06-003828), Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950137-06-004561), Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950137-06-006657), Post-Effective Amendment No. 49 to such Registration Statement (Accession No. 0000950137-06-007089), Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950137-06-008268) and Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950137-06-008313).

     (a) (1) Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant's Registration Statement on Form N-1A, filed on May 15, 2000 (Accession

               Nos. 0000927405-00-000135 and 0000927405-00-000136) ("PEA No.
               30/31").

          (2) Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2000 (Accession No. 0000948221-00-000340)
               ("PEA No. 34").

          (3) Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

          (4) Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to Post Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (Accession No. 0000912057-01-007427) ("PEA No. 35").

          (5) Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

          (6) Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) ("PEA No.
               39").

          (7) Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed on December 1, 2004 (Accession No.
               0000950137-04-010606)("PEA No. 41").

          (8) Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No.
               0000950137-05-006454) ("PEA No. 42").

          (9) Amendment No. 8 to the Agreement and Declaration of Trust dated May 7, 2005 filed as Exhibit (a)(9) to PEA No. 42.

          (10) Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A, filed on December 16, 2005 (Accession No. 0000950137-05-015036) ("PEA No. 45").

          (11) Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 is filed as Exhibit (a)(11) to Post-Effective Amendment

               No. 46 to the Registrant's Registration Statement on Form N-1A, filed on March 27, 2006 (Accession No. 0000950137-06-003828)
               ("PEA No. 46").

          (12) Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(12) to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A, filed on June 22, 2006 (Accession No. 0000950137-06-007089) ("PEA
               No. 49").

          (13) Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 filed as Exhibit (a)(13) to PEA No. 49.

          (14) Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(14) to PEA No. 49.

          (15) Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 is filed as Exhibit (a)(15) to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A, filed on July 28, 2006 (Accession No.
               0000950137-06-008268) ("PEA No. 50").

     (b) (1) Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(1) to Post Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A, filed on May 30, 2002 (Accession No. 0000912057-02-022419) ("PEA No. 38").

          (2) Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to PEA No. 39.

          (3) Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

          (4) Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A, filed on July 26, 2004 (Accession No. 0000950137-04-005850) ("PEA No.
               40").

          (5) Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to PEA No. 41.

          (6) Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 filed as Exhibit (b)(6) to PEA No. 50.

     (c) Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA No. 30/31.

     (d) (1) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(1) to PEA No. 35.

          (2) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

          (3) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

          (4) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

          (5) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

          (6) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

          (7) Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

          (8) Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

          (9) Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

          (10) Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

          (11) Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

          (12) Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

          (13) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

          (14) Assumption Agreement between The Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

          (15) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit (d)(15) to Post Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, filed on May 29, 2001 (Accession No.
               0000912057-01-517742) ("PEA No. 36").

          (16) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 14, 2005 filed as Exhibit (d)(16) to PEA No. 42.

          (17) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated December 5, 2005 filed as Exhibit (d)(17) to PEA No. 45.

          (18) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 17, 2006 filed as Exhibit (d)(18) to PEA No. 46.

          (19) Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(19) to PEA No. 49.

          (20) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(20) to PEA No. 50.

          (21) Form of Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. is filed herewith.

          (22) Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

          (23) Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit
               (d)(17) to Post

               Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2001 (Accession No. 0000912057-01- 525747) ("PEA No. 37").

          (24) Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited, dated as of April 1, 2002 filed as Exhibit (d)(17) to PEA No. 39.

          (25) Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited filed as Exhibit (d)(19) to PEA No. 39.

          (26) Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. filed as Exhibit (d)(20) to PEA No. 39.

          (27) Fee Reduction Commitment dated July 31, 2004 by Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited is filed as Exhibit (d)(21) to PEA No. 40.

          (28) Fee Reduction Commitment dated February 24, 2005 by Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 42.

          (29) Fee Reduction Commitment dated February 17, 2006 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(27) to PEA No. 46.

          (30) Acknowledgement of Conversion between Northern Trust Investments, N.A. and Registrant dated July 31, 2003 filed as Exhibit (d)(22) to PEA No. 40.

          (31) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Altrinsic Global Advisors, LLC dated June 22, 2006 filed as Exhibit (d)(30) to PEA No. 49. *

          (32) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Geneva Capital Management Ltd. dated June 22, 2006 filed as Exhibit
               (d)(31) to PEA No. 49. *

          (33) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Goldman Sachs Asset Management, L.P. dated June 22, 2006 filed as Exhibit
               (d)(32) to PEA No. 49. *

          (34) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated June 22, 2006 filed as Exhibit (d)(33) to PEA No. 49. *

          (35) Form of Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management filed as Exhibit
               (d)(34) to PEA No. 50.

          (36) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Metropolitan West Capital Management, LLC dated June 22, 2006 filed as Exhibit
               (d)(34) to PEA No. 49. *

          (37) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Nicholas-Applegate Capital Management, LLC dated June 22, 2006 filed as Exhibit (d)(35) to PEA No. 49. *

          (38) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and NorthPointe Capital, LLC dated June 22, 2006 filed as Exhibit (d)(36) to PEA No. 49. *

          (39) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Oechsle International Advisors, LLC dated June 22, 2006 filed as Exhibit
               (d)(37) to PEA No. 49. *

          (40) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and TCW Investment Management Company dated June 22, 2006 filed as Exhibit (d)(38) to PEA No. 49. *

          (41) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Tradewinds NWQ Global Investors, LLC dated June 22, 2006 filed as Exhibit
               (d)(39) to PEA No. 49. *

          (42) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and William Blair & Company, LLC dated June 22, 2006 filed as Exhibit (d)(40) to PEA No. 49. *

     (e) (1) Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated December 31, 2000 filed as Exhibit (e)(2) to PEA No. 35.

          (2) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 17, 2001 filed as Exhibit (e)(3) to PEA No. 36.

          (3) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 14, 2005 filed as Exhibit (e)(3) to PEA No. 42.

          (4) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated December 5, 2005 filed as Exhibit (e)(4) to PEA No. 45.

          (5) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 17, 2006 filed as Exhibit (e)(5) to PEA No. 46.

          (6) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 5, 2006 filed as Exhibit (e)(6) to PEA No. 50.

          (7) Form of Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC is filed herewith.

     (f)  None.

     (g) (1) Custodian Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Custodian Agreement") filed as
               Exhibit 8(a) to Post Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (Accession No.
               0000893220-96-001248) ("PEA No. 11").

          (2) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

          (3) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-96-000957) ("PEA No. 9").

          (4) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post Effective Amendment No. 12 to Registrant's

               Registration Statement on Form N-1A (Accession No.
               0000893220-96-001771) ("PEA No. 12").

          (5) Addendum No. 4 to the Custodian Agreement dated August 6, 1996 filed as Exhibit 8(j) to PEA No. 12.

          (6) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-97-001320) ("PEA No. 16").

          (7) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-98-000578) ("PEA No. 19").

          (8) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

          (9) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-99-000673) ("PEA No. 22").

          (10) Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-99-001176) ("PEA No. 27").

          (11) Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (Accession No. 0000948221-99-000405) ("PEA No. 28").

          (12) Addendum No. 11 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit
               (g)(15) to PEA No. 35.

          (13) Addendum No. 12 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 1, 2000 filed as Exhibit
               (g)(16) to PEA No. 35.

          (14) Addendum No. 13 to the Custodian Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

          (15) Addendum No. 14 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 17, 2001 filed as Exhibit
               (g)(15) to PEA No. 36.

          (16) Addendum No. 15 to the Custodian Agreement between Registrant and The Northern Trust Company dated October 30, 2001 filed as Exhibit (g)(16) to PEA No. 38.

          (17) Addendum No. 16 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit
               (g)(17) to PEA No. 40.

          (18) Addendum No. 17 to the Custodian Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(18) to PEA No. 42.

          (19) Addendum No. 18 to the Custodian Agreement between Registrant and The Northern Trust Company dated December 5, 2005 filed as Exhibit (g)(19) to PEA No. 45.

          (20) Addendum No. 19 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit
               (g)(20) to PEA No. 50.

          (21) Form of Addendum No. 20 to the Custodian Agreement between Registrant and The Northern Trust Company is filed herewith.

          (22) Foreign Custody Agreement between Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

          (23) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

          (24) Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA No. 30/31.

          (25) Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

          (26) Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 filed as Exhibit (g)(21) to PEA No. 38.

          (27) Addendum No. 5 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(23) to PEA No. 40.

          (28) Addendum No. 6 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(25) to PEA No. 42.

          (29) Addendum No. 7 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 17, 2006 filed as Exhibit (g)(28) to PEA No. 46.

          (30) Addendum No. 8 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(29) to PEA No. 50.

          (31) Addendum No. 9 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(30) to PEA No. 50.

          (32) Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit
               (g)(21) to PEA No. 37.

     (h) (1) Transfer Agency Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Transfer Agency Agreement") filed as Exhibit 8(b) to PEA No. 11.

          (2) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

          (3) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

          (4) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

          (5) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

          (6) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

          (7) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

          (8) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

          (9) Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

          (10) Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

          (11) Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA No. 30/31.

          (12) Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

          (13) Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

          (14) Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

          (15) Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

          (16) Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 filed as Exhibit (h)(16) to PEA No. 38.

          (17) Addendum No. 16 to the Transfer Agency Agreement dated February 14, 2005 filed as Exhibit (h)(17) to PEA No. 42.

          (18) Addendum No. 17 to the Transfer Agency Agreement dated December 5, 2005 filed as Exhibit (h)(18) to PEA No. 45.

          (19) Addendum No. 18 to the Transfer Agency Agreement dated February 17, 2006 filed as Exhibit (h)(19) to PEA No. 46.

          (20) Addendum No. 19 to the Transfer Agency dated February 17, 2006 filed as Exhibit (h)(20) to PEA No. 46.

          (21) Addendum No. 20 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(21) to PEA No. 50.

          (22) Addendum No. 21 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(22) to PEA No. 50.

          (23) Form of Addendum No. 22 to the Transfer Agency Agreement is filed herewith.

          (24) Sub-Transfer Agency and Services Agreement between The Northern Trust Company and PFPC Inc. dated February 8, 2000 filed as Exhibit (h)(16) to PEA No. 37.

          (25) Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

          (26) Amended and Restated Service Plan adopted on April 1, 1994 and amended on May 2, 2000 and filed as Exhibit (h)(16) to PEA No. 34 and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA 40.

          (27) Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated July 31, 2000 filed as Exhibit
               (h)(18) to PEA No. 35.

          (28) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated May 17, 2001 filed as Exhibit (h)(19) to PEA No. 36.

          (29) Amendment to Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated February 8, 2002 filed as Exhibit (h)(21) to PEA No. 39.

          (30) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 14, 2005 filed as Exhibit
               (h)(23) to PEA No. 42.

          (31) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated December 5, 2005 filed as Exhibit
               (h)(26) to PEA No. 45.

          (32) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 17, 2006 filed as Exhibit
               (h)(29) to PEA No. 46.

          (33) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated May 5, 2006 filed as Exhibit (h)(31) to PEA No. 50.

          (34) Form of Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. is filed herewith.

          (35) Assignment and Assumption Agreement by and among PFPC Inc., The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (h)(20) to PEA No. 36.

     (i) Opinion of Drinker Biddle & Reath LLP dated April 14, 2006 filed as Exhibit (i) to PEA No. 47.

     (j)  Consent of Drinker Biddle & Reath LLP is filed herewith.

     (k)  None.

     (l) (1) Purchase Agreement between Registrant and The Northern Trust Company dated March 31, 1994 filed as Exhibit 13(a) to PEA No. 11.

          (2) Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

          (3) Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

          (4) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

          (5) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.

          (6) Purchase Agreement between Registrant and Miriam M. Allison dated September 3, 1999 for shares of the Small Cap Index Fund filed as Exhibit (l)(6) to PEA No. 27.

          (7) Purchase Agreement between Registrant and The Northern Trust Company dated September 3, 1999 for shares of the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Technology Fund, International Growth Equity Fund and Small Cap Index Fund filed as Exhibit (l)(7) to PEA No. 27.

          (8) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(8) to PEA No. 27.

          (9) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Short-Intermediate U.S. Government Fund filed as Exhibit (l)(9) to PEA No. 27.

          (10) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the California Intermediate Tax-Exempt Fund filed as Exhibit (l)(10) to PEA No. 27.

          (11) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Arizona Tax-Exempt Fund filed as Exhibit (l)(11) to PEA No. 27.

          (12) Purchase Agreement between Registrant and The Northern Trust Company dated October 1, 1999 for shares of the U.S. Government Fund, Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund, California Tax-Exempt Fund, International Fixed Income Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and Short-Intermediate U.S. Government Fund filed as Exhibit
               (l)(12) to PEA No. 27.

          (13) Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the MarketPower Fund filed as Exhibit (l)(13) to PEA No. 30/31.

          (14) Purchase Agreement between Registrant and Brian R. Curran dated May 8, 2000 for shares of the Global Communications Fund filed as Exhibit (l)(14) to PEA No. 30/31.

          (15) Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the Tax-Exempt Money Market Fund filed as Exhibit (l)(15) to PEA No. 30/31.

          (16) Purchase Agreement between Registrant and Brian R. Curran for shares of the Large Cap Value Fund dated August 2, 2000 filed as Exhibit (l)(1) to PEA No. 35.

          (17) Purchase Agreement between Registrant and Brian R. Curran for shares of the Growth Opportunities Fund dated September 22, 2000 filed as Exhibit (l)(2) to PEA No. 35.

          (18) Purchase Agreement between Registrant and Brian R. Curran for shares of the Value Fund dated May 29, 2001 filed as Exhibit
               (l)(18) to PEA No. 38.

          (19) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Mid Cap Index Fund dated February 14, 2005 filed as Exhibit (l)(19) to PEA No. 42.

          (20) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the International Equity Index Fund dated February 14, 2005 filed as Exhibit (l)(20) to PEA No. 42.

          (21) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Enhanced Large Cap Fund dated December 5, 2005 filed as Exhibit (l)(21) to PEA No. 45.

          (22) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Emerging Markets Equity Fund dated February 17, 2006 filed as Exhibit (l)(22) to PEA No. 46.

          (23) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund, and Multi-Manager International Equity Fund dated May 5, 2006 filed as Exhibit (l)(23) to PEA No. 50.

          (24) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Real Estate Index Fund dated May 5, 2006 filed as Exhibit (l)(24) to PEA No. 50.

          (25) Form of Purchase Agreement Registrant and Eric K. Schweitzer for shares of the Bond Index Fund is filed herewith.

     (m) (1) Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

          (2) Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of May 2, 2000 and related Agreement filed as Exhibit (m) to PEA No. 34.

     (n)       None.

     (p) (1) Amended Code of Ethics of the Trust adopted on August 2, 2000 filed as Exhibit (p)(1) to PEA No. 42.

          (2) Amended Code of Ethics of the Trust revised on February 11, 2005 filed as Exhibit (p)(2) to PEA No. 42.

          (3) Amended Code of Ethics of Northern Trust Investments, N.A. revised on February 1, 2005 filed as Exhibit (p)(3) to PEA No. 42.

          (4) Amended Code of Ethics of Northern Trust Global Investments (Europe) Limited revised on February 1, 2005 filed as Exhibit
               (p)(4) to PEA No. 42.

          (5) The Code of Ethics of Northern Trust Global Investments Limited adopted on September 13, 2006 is filed herewith.

          (6) Code of Ethics of Northern Trust Global Advisors, Inc. adopted February 1, 2005 as amended May 5, 2006 filed as Exhibit (p)(5) to PEA No. 49.

          (7) Code of Ethics of Northern Trust Global Advisors, Inc. adopted November 2, 2006 is filed herewith.

          (8) Code of Ethics of Altrinsic Global Advisors, LLC adopted November 1, 2004 as amended May 3, 2006 filed as Exhibit (p)(6) to PEA No. 49.

          (9) Code of Ethics and Personal Trading Policy of Geneva Capital Management Ltd. adopted September 20, 2004 as revised May 11, 2006 filed as Exhibit (p)(7) to PEA No. 49.

          (10) Code of Ethics of Goldman, Sachs & Company, Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Hedge Fund Strategies LLC adopted January 23, 1991 as revised February 23, 2005 filed as Exhibit (p)(8) to PEA No. 49.

          (11) Code of Ethics and Personal Trading Policy of LSV Asset Management adopted January 3, 2006 filed as Exhibit (p)(9) to PEA No. 49.

          (12) Code of Ethics of Metropolitan West Capital Management, LLC adopted February 28, 2006 filed as Exhibit (p)(10) to PEA No. 49.

          (13) Code of Ethics and Conduct of Nicholas-Applegate Capital Management, Nicholas-Applegate Institutional Funds, Nicholas-Applegate Securities and Alpha Vision Capital Management ("Alpha Vision") adopted March 24, 2006 filed as Exhibit (p)(11) to PEA No. 49.

          (14) Code of Ethics of Gartmore Global Investments, including NorthPointe Capital, LLC, adopted February 1, 2005 filed as Exhibit (p)(12) to PEA No. 49.

          (15) Code of Ethics of Oechsle International Advisors, LLC, OIA Management Company, LLC, Oechsle International Advisors, Limited, OIA European Management Company, LLC adopted February 1, 2006 filed as Exhibit (p)(13) to PEA No. 49.

          (16) Code of Ethics of TCW adopted February 1, 2005 filed as Exhibit
               (p)(14) to PEA No. 49.

          (17) Code of Ethics and Reporting Requirements of Nuveen Investments, including Tradewinds NWQ Global Investors, LLC, adopted February 1, 2005 as amended April 10, 2006 filed as Exhibit (p)(15) to PEA No. 49.

          (18) Code of Ethics of William Blair Funds And William Blair & Company, L.L.C.'s Investment Management Department as amended August 1, 2005 filed as Exhibit (p)(16) to PEA No. 49.

* Portions of this exhibit have been omitted based on a request for confidential treatment submitted to the U.S. Securities and Exchange Commission. The omitted portions have been filed separately with the SEC.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is controlled by its Board of Trustees. The Multi-Manager Funds are controlled by the Multi-Manager Series Board of Trustees.

ITEM 25. INDEMNIFICATION

          Section 3 of Article IV of the Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of the Registrant's officers and Trustees under certain circumstances.

          Section 7 of each Investment Advisory and Ancillary Services Agreement between the Registrant and the investment advisers (together, the "Adviser") provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. Copies of the Investment Advisory and Ancillary Services Agreements are incorporated herein by reference.

          Article 10 of the Co-Administration Agreement dated July 31, 2000 among the Registrant, The Northern Trust Company and PFPC Inc. provides that Registrant will indemnify Registrant's co-administrators against all claims except those resulting from the willful misfeasance, bad faith or negligence of such co-administrators, or the co-administrators' breach of confidentiality. A copy of the Co-Administration Agreement is incorporated herein by reference.

          Section 3 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's distributor, may be subject. A copy of the Distribution Agreement is incorporated herein by reference.

          A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a direct or indirect wholly-owned subsidiary of The Northern Trust Company ("TNTC"), an Illinois state chartered bank, serve as the co-investment advisers of the International Growth Equity Fund, Global Fixed Income Fund and the Fixed Income Fund. Northern Trust Global Advisors, Inc. ("NTGA") and NTI serve as co-investment advisers of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund and Multi-Manager International Equity Fund (the "Multi-Manager Funds"). NTI serves as the investment adviser of each of the other Funds of the

Trust. NTI, NTGIL and NTGA are each referred to as an "Investment Adviser." TNTC is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. NTI is located at 50 South LaSalle Street, Chicago, IL 60603, NTGIL is located at 6 Devonshire Square, London, EC2A 4YE, United Kingdom, and NTGA is located at 300 Atlantic Street, Stamford, Connecticut, 06901. Unless otherwise indicated, NTI, NTGIL, NTGA and TNTC are referred to collectively as "Northern Trust."

     Set forth below is a list of officers and directors of NTI, NTGIL, NTGA and the Sub-Advisers of the Multi-Manager Funds, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation. The tables below were provided to the Registrant by the Investment Advisers and Sub-Advisers for inclusion in this Registration Statement.

      Name and Position with
     Investment Adviser (NTI)            Name of Other Company             Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Adams Bradford S., Jr.              The Northern Trust Company         Senior Vice President
Senior Vice President

Aitcheson, James A.                 The Northern Trust Company         Senior Vice President
Senior Vice President

Allen, Darlene                      The Northern Trust Company         Vice President
Vice President

Alongi, David M.                    The Northern Trust Company         Vice President
Vice President

Andersen, Brian E.                  The Northern Trust Company         Vice President
Vice President

Anwar, Raheela Gill                 The Northern Trust Company         Senior Vice President
Senior Vice President

Atkins, Stephen G.                  The Northern Trust Company         Vice President
Vice President

Ayres, Scott R.                     The Northern Trust Company         Vice President
Vice President

Azar, Frederick A.                  The Northern Trust Company         Vice President
Vice President

Balon, Jr., Richard E.              The Northern Trust Company         Vice President
Vice President

Bandar, Walid S.                    The Northern Trust Company         Vice President
Vice President

Baras, Ellen G.                     The Northern Trust Company         Vice President
Vice President

Barr, Andrea C.                     The Northern Trust Company         Vice President
Vice President

Baskin, Jeremy M.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Beaudoin, Keith J.                  The Northern Trust Company         Vice President
Vice President

Beckman, Carl P.                    The Northern Trust Company         Senior Vice President
Senior Vice President & Treasurer

Benson, Jacquelyn M.                The Northern Trust Company         Vice President
Vice President

Bergin, Kathryn L.                  The Northern Trust Company         Vice President
Vice President

Bergson, Robert H.                  The Northern Trust Company         Senior Vice President
Senior Vice President

Blair, Timothy P.                   The Northern Trust Company         Vice President
Vice President

Bleecker, Ali K.                    The Northern Trust Company         Vice President
Vice President

Boeckmann, Eric Vonn                The Northern Trust Company         Vice President
Vice President

Bridgman, James Carey               The Northern Trust Company         Vice President
Senior Vice President

Browne, Kieran                      The Northern Trust Company         Vice President
Vice President

Bukoll, Martin B.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Campbell, Jr., Richard C.           The Northern Trust Company         Senior Vice President
Senior Vice President

Carberry, Craig R.                  The Northern Trust Company         Senior Attorney
Secretary

Carlson, Christopher W.             The Northern Trust Company         Senior Vice President
Senior Vice President

Carlson, Mark D.                    The Northern Trust Company         Senior Vice President
Senior Vice President

Carlson, Robert A.                  The Northern Trust Company         Vice President
Vice President

Casey, Edward J.                    The Northern Trust Company         Vice President
Vice President

Clarke-Czochara, Susan              The Northern Trust Company         Vice President
Vice President

Cole II, John Sterling              The Northern Trust Company         Senior Vice President
Senior Vice President

Connellan, Kevin Anthony            The Northern Trust Company         Senior Vice President
Senior Vice President

Cubeles, Alain                      The Northern Trust Company         Senior Vice President
Senior Vice President

D'Arienzo, Louis R.                 Northern Trust Bank, N.A.          Vice President
Vice President

DeSantis, Philip S.                 The Northern Trust Company         Vice President
Vice President

Dennehy II, William                 The Northern Trust Company         Vice President
Vice President

Doell, John C.                      The Northern Trust Company         Vice President
Vice President

Driscoll, Peter John                The Northern Trust Company         Vice President
Vice President

Drucker, Michael J.                 The Northern Trust Company         Vice President
Vice President

Du Mais, Thomas P.                  The Northern Trust Company         Vice President
Vice President

Dudley, Jr., Orie Leslie            The Northern Trust Company         Executive Vice President
Director, Executive                 and Northern Trust Corporation     and Chief Investment Officer
Vice President & CIO

Divall, Margret Eva                 The Northern Trust Company         Vice President
Vice President

Easow, Benjamin                     The Northern Trust Company         Vice President
Vice President

Egizio, Michael P.                  The Northern Trust Company         Vice President
Vice President

Everett, Steven R.                  The Northern Trust Company         Senior Vice President
Senior Vice President

Farmer, Steven P.                   The Northern Trust Company         Vice President
Vice President

Flood, Peter J.                     The Northern Trust Company         Senior Vice President
Senior Vice President

Francis, James B.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Fronk, Christopher A.               The Northern Trust Company         Vice President
Vice President

Galiano, Cynthia M.                 The Northern Trust Company         Vice President
Vice President

Geller, Stephanie L.                The Northern Trust Company         Vice President
Vice President

Geraghty, Kim Marie                 The Northern Trust Company         Former Vice President
Vice President

Gerlach, Jennifer Ann               The Northern Trust Company         Vice President
Vice President

Gossett, Mark C.                    The Northern Trust Company         Senior Vice President
Director, Senior Vice President
& COO

Graham, Katherine D.                The Northern Trust Company         Vice President
Vice President

Gray, Robert S.                     The Northern Trust Company         Senior Vice President
Senior Vice President

Greene, Anne Marie                  The Northern Trust Company         Vice President
Vice President

Griffin, Michelle D.                The Northern Trust Company         Vice President
Vice President

Grove, Gail M.                      The Northern Trust Company         Vice President
Vice President

Guinther, Christopher D.            The Northern Trust Company         Vice President
Vice President

Halter, Ann M.                      The Northern Trust Company         Vice President
Vice President

Hammer, Alice S.                    The Northern Trust Company         Vice President
Vice President

Hance, Geoffrey M.                  The Northern Trust Company         Senior Vice President
Senior Vice President

Hare, William A.                    The Northern Trust Company         Vice President
Vice President

Hausken, Philip Dale                The Northern Trust Company         Senior Vice President
Senior Vice President

Hawkins, Sheri Barker               The Northern Trust Company         Senior Vice President
Senior Vice President

Hayne, William V.                   The Northern Trust Company         Vice President
Vice President

Hegyi, Kathleen L.                  The Northern Trust Company         Vice President
Vice President

Hiemenz, Kent C.                    The Northern Trust Company         Senior Vice President
Senior Vice President

Hill, Susan                         The Northern Trust Company         Senior Vice President
Senior Vice President

Hockley, Jackson L.                 The Northern Trust Company         Vice President
Vice President

Holland, Jean-Pierre                The Northern Trust Company         Vice President
Vice President

Honig, Bruce S.                     The Northern Trust Company         Vice President
Vice President

Howells, Vanessa Mia                The Northern Trust Company         Vice President
Vice President

Hudson, Ylondia M.                  The Northern Trust Company         Vice President
Vice President

Hyatt, William E.                   The Northern Trust Company         Vice President
Vice President

Inzunza, Richard J.                 The Northern Trust Company         Vice President
Vice President

Iscra, Daniel P.                    The Northern Trust Company         Vice President
Vice President

Iwanicki, John W.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Jackson, Tamara L.                  The Northern Trust Company         Vice President
Vice President

Jacobs, Peter M.                    The Northern Trust Company         Vice President
Vice President

Jordan, Robin R.                    The Northern Trust Company         Vice President
Vice President

Joves, Evangeline Mendoza           The Northern Trust Company         Vice President
Vice President

Kent, Jr., Stephen Krider           The Northern Trust Company         Senior Vice President
Senior Vice President

King III, Archibald E.              The Northern Trust Company         Senior Vice President
Senior Vice President

Koch, Deborah L.                    The Northern Trust Company         Vice President
Vice President

Kollannur, Robin R.                 The Northern Trust Company         Vice President
Vice President

Korytowski, Donald H.               The Northern Trust Company         Vice President
Vice President

Kotsogiannis, Nikolas               The Northern Trust Company         Vice President
Vice President

Krauter, Michael L.                 The Northern Trust Company         Vice President
Vice President

Kresnicka, Kevin R.                 The Northern Trust Company         Vice President
Vice President

Krieg, John L.                      The Northern Trust Company         Senior Vice President
Senior Vice President

Krull, Gerald M.                    The Northern Trust Company         Vice President
Vice President

Kuhl, Gregory M.                    The Northern Trust Company         Senior Vice President
Senior Vice President

Laciak, Therese M.                  Northern Trust Bank, N.A.          Vice President
Vice President

Laughlin, Roberta J.                The Northern Trust Company         Vice President
Vice President

Logan, Lyle                         The Northern Trust Company         Senior Vice President
Senior Vice President

Ludwig, Jeanne M.                   The Northern Trust Company         Vice President
Vice President

Lupi, Lisa Ann                      The Northern Trust Company         Vice President
Vice President

Lyons, William A.                   The Northern Trust Company         Vice President
Vice President

Marchese, Peter                     The Northern Trust Company         Vice President
Vice President

Marcoline, Michael John             The Northern Trust Company         Vice President
Vice President

Marshe, Daniel James                The Northern Trust Company         Vice President
Vice President

Mastuantuono, Deborah A.            The Northern Trust Company         Vice President
Vice President

Matturi, Alexander J., Jr.          Northern Trust Bank, N.A.          Senior Vice President
Senior Vice President

McCart, Mary Jane                   The Northern Trust Company         Senior Vice President
Senior Vice President

McDermott, Terrance M.              The Northern Trust Company         Vice President
Vice President

McDonald, James D.                  The Northern Trust Company         Senior Vice President
Senior Vice President

McGregor, Timothy T.                The Northern Trust Company         Senior Vice President
Senior Vice President

McHugh, David K.                    The Northern Trust Company         Senior Vice President
Senior Vice President

Mecca, Melinda S.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Mehta, Ashish R.                    The Northern Trust Company         Vice President
Vice President

Mendel, Roger A.                    The Northern Trust Company         Vice President
Vice President

Meservey, Marilyn J.                The Northern Trust Company         Vice President
Vice President & Asst. Treasurer

Michaels, Peter M.                  The Northern Trust Company         Vice President
Vice President

Misik, Tomothy A.                   The Northern Trust Company         Vice President
Vice President

Mitchell, Robert G.                 The Northern Trust Company         Vice President
Vice President

Muench, Scott O.                    Northern Trust Bank, N.A.          Vice President
Vice President

Murphy, Shaun D.                    The Northern Trust Company         Vice President
Vice President

Musial, Tim                         The Northern Trust Company         Vice President
Vice President

Myre, Matthew L.                    The Northern Trust Company         Vice President
Vice President

Neeley, Stephanie D.                The Northern Trust Company         Vice President
Vice President

Nellans, Charles J.                 The Northern Trust Company         Vice President
Vice President

Nelligan, Barbara                   The Northern Trust Company         Vice President
Vice President

Nickey III, William M.              The Northern Trust Company         Vice President
Vice President

O'Brien, Thomas E.                  The Northern Trust Company         Vice President
Vice President

O'Connor, Eileen M.                 The Northern Trust Company         Vice President
Vice President

O'Donnell, Kevin Joseph             The Northern Trust Company         Vice President
Vice President

O'Shaughnessy, Kevin J.             The Northern Trust Company         Vice President
Vice President

Page, Thomas R.                     The Northern Trust Company         Vice President
Vice President

Peron, Matthew                      The Northern Trust Company         Senior Vice President
Senior Vice President

Peterson, C. Richard                The Northern Trust Company         Vice President
Vice President

Phelan, Daniel J.                   The Northern Trust Company         Vice President
Vice President

Pollak, Donald R.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Pries, Katie D.                     The Northern Trust Company         Vice President
Vice President

Quinn, Patrick D.                   The Northern Trust Company         Vice President
Vice President

Rakowski, Andrew F.                 The Northern Trust Company         Vice President
Vice President

Rakvin, Chad M.                     The Northern Trust Company         Senior Vice President
Senior Vice President

Reeder, Brent D.                    The Northern Trust Company         Vice President
Vice President

Reller, Jacqueline R.               The Northern Trust Company         Vice President
Vice President

Renaud, Donna Lee                   The Northern Trust Company         Vice President
Vice President

Riggins, Amy D.                     The Northern Trust Company         Vice President
Vice President

Ringo, Wesley L.                    The Northern Trust Company         Senior Vice President
Senior Vice President

Rivera, Maria                       Northern Trust Bank, N.A.          Vice President
Vice President

Robertson, Alan W.                  The Northern Trust Company         Senior Vice President
Senior Vice President

Robertson, Colin A.                 The Northern Trust Company         Senior Vice President
Senior Vice President

Rocha, Heather Parkes               The Northern Trust Company         Vice President
Vice President

Rocheleau, Duane Scott              The Northern Trust Company         Senior Vice President
Senior Vice President

Rowohlt, Theresa M.                 The Northern Trust Company         Vice President
Vice President

Runquist, Lori Rae                  The Northern Trust Company         Senior Vice President
Senior Vice President

Ryer, Alexander D.                  The Northern Trust Company         Vice President
Vice President

Sagraves, Barry R.                  Northern Trust Global              Senior Vice President
Director                            Investments Ltd.

Santiccioli, Steven J.              Northern Trust Bank, N.A.          Vice President
Vice President

Schoenfeld, Steven A.               The Northern Trust Company         Senior Vice President
Senior Vice President

Schweitzer, Eric K.                 The Northern Trust Company         Senior Vice President
Senior Vice President

Sclafani, Guy J.                    The Northern Trust Company         Vice President
Vice President

Seward, Richard Raymond             The Northern Trust Company         Vice President
Vice President

Skjervem, John D.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Skowron, Gail A.                    The Northern Trust Company         Vice President
Vice President

Sliney, Stephen P.                  The Northern Trust Company         Vice President
Vice President

Southworth, Theodore T.             The Northern Trust Company         Senior Vice President
Senior Vice President

Stewart, Allison Walpole            The Northern Trust Company         Vice President
Vice President

Streed, Robert N.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Stoeber, Kurt S.                    The Northern Trust Company         Vice President
Vice President

Stumphler, Anton D.                 The Northern Trust Company         Vice President
Vice President

Sullivan, Carol H.                  The Northern Trust Company         Senior Vice President
Senior Vice President

Sullivan, Kevin P.                  The Northern Trust Company         Vice President
Vice President

Syring, Ann F.                      The Northern Trust Company         Senior Vice President
Senior Vice President

Szaflik, Carolyn B.                 Northern Trust Bank, N.A.          Vice President
Vice President

Szostak II, Jon E.                  The Northern Trust Company         Vice President
Vice President

Szymanek, Frank D.                  The Northern Trust Company         Vice President
Vice President

Taylor, Brad L.                     The Northern Trust Company         Vice President
Vice President

Taylor, James C.                    The Northern Trust Company         Vice President
Vice President

Tome, Craig E.                      The Northern Trust Company         Vice President
Vice President

Toms, Matthew                       The Northern Trust Company         Senior Vice President
Senior Vice President

Toth, Terence J.                    The Northern Trust Company         Executive Vice President
Chairman,  President & CEO                                             & President NTGI

Trethaway, Jennifer Kamp            The Northern Trust Company         Senior Vice President
Senior Vice President

Turner, Betsy Licht                 The Northern Trust Company         Senior Vice President
Senior Vice President

Tushman, Matthew R.                 The Northern Trust Company         Vice President
Vice President

Van Liew, Kristina Marie            The Northern Trust Company         Senior Vice President
Senior Vice President

Vardas, Michael A.                  The Northern Trust Company         Senior Vice President
Director & Senior Vice President

Vigsnes II, Richard Allan           The Northern Trust Company         Senior Vice President
Senior Vice President

Waddell, Frederick H.               The Northern Trust Company         President C&IS
Director

Walker, Sharon M.                   Northern Trust Bank, N.A.          Vice President
Vice President

Weller II, Andrew M.                The Northern Trust Company         Vice President
Vice President

Wennlund, Lloyd A.                  The Northern Trust Company         Executive Vice President
Director and Executive              Northern Trust Securities, Inc.    President
Vice President

Wetter, Steven R.                   The Northern Trust Company         Senior Vice President
Senior Vice President

Wilken, Heather Ryan                The Northern Trust Company         Vice President
Vice President

Wilkins, Anthony E.                 The Northern Trust Company         Senior Vice President
Senior Vice President

Williams, Vincent C.                The Northern Trust Company         Vice President
Vice President

Winters, Marie C.                   The Northern Trust Company         Vice President
Vice President

Wong, Kai Yee                       Northern Trust Bank, N.A.          Vice President
Vice President

Wosneski, Keith A.                  The Northern Trust Company         Vice President
Vice President

Wright, Mary Kay                    The Northern Trust Company         Vice President
Vice President

Zutshi, Ajay                        The Northern Trust Company         Vice President
Vice President

      Name and Position with
    Investment Adviser (NTGIL)            Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Ballantyne, Melissa
Vice President

Bartholomew, Richard E.
Senior Vice President

Bowers, Wayne George
Senior Vice President

Clack, Andrew
Senior Vice President

Cooke, Lucy
Vice President

Dowds, Stephen
Senior Vice President

Dudley, Jr., Orie Leslie            The Northern Trust Company         Executive Vice President
Director                            Northern Trust Investments, N.A.   Director, Executive
                                                                       Vice President & CIO
Fonseka, Jan
Vice President

Franklin, Neal
Vice President

Greenwood, Matthew J.
Vice President

Hessels, Morella
Vice President

Jackson, Sue
Vice President

Jones, Diane E.
Vice President

Khan, Adnan Ahmed
Vice President

Lander, Kate
Vice President

Marchand, Marina
Vice President

Pesci, Marcelo
Vice President

Powell, Alison
Vice President

Rebelo, Bert
Vice President

Rothon, David
Vice President

Sagraves, Barry
Director and
Senior Vice President

Scatergood, Judith
Vice President

Skinner, Hugh Antony
Vice President

Tomlinson, Gillie
Vice President

Waller, Jacqueline E.
Vice President

Watson, Stephen D.
Vice President

White, Antony K.
Vice President

Winkle, Elinor
Vice President

      Name and Position with
    Investment Adviser (NTGA)             Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Alley, Brayton                      The Northern Trust Company         Vice President
Vice President                      Northern Trust Company             Vice President
                                    of Connecticut ("NTCC")

Carberry, Craig R.                  The Northern Trust Company         Senior Attorney
Assistant Secretary

Castillo, Julie H.                                                     NTCC Vice President
Vice President

Colangelo, Rossana A.               NTCC                               Senior Vice President
Senior Vice President

Dorchinecz, Bradley M.
Vice President

Dudley, Orie L., Jr.                NTGIL                              Director
Director                            NTCC                               Director
                                    The Northern Trust Company         Executive Vice President
                                    Northern Trust Investments, N.A.   Director, Executive Vice
                                                                       President & CIO

Dykstra, David J.                   NTCC                               Executive Vice President
Executive Vice President            The Northern Trust Company         Senior Vice President

Fradkin, Steven L.                  The Northern Trust Company         Executive Vice President & CFO
Director

Furnari, Robert D.                  NTCC                               Executive Vice President
Executive Vice President

Gautham, Ravi A.
Senior Vice President

Goodman, Kristen
Vice President

Hart, Jessica A.                    NTCC                               Vice President
Vice President

Huffman, William T., Jr.            NTGA-Canada                        Director
Chairman, President, CEO            NTGA-United Kingdom                Director
                                    NTCC                               President & CEO

Johnson, Lizabeth R.                NTCC                               Vice President
Vice President

Jones, Larry                        NTCC                               Executive Vice President
Executive Vice President

Jostes, Scott
Senior Vice President

Karacsony, Zoltan
Vice President

Kimsey, Darren                      NTCC                               Vice President
Vice President

Krum, Edward O.                     NTCC                               Vice President
Vice President

Levin, Heidi J.
Vice President

McCareins, John M.                  NTCC                               Vice President
Vice President

McInerney, Joseph W.                NTCC                               Senior Vice President &
Senior Vice President & COO                                            COO

Meegan, Michael T.                  NTCC                               Senior Vice President
Senior Vice President

Miller, Steven A.                   NTCC                               Senior Vice President
Senior Vice President               The Northern Trust Company         Senior Vice President

Morgan, Robert P.
Senior Vice President

Morrison, William L.
Director

Pace, Laura A.                      NTGA - Canada                      Secretary
Senior Vice President               NTCC                               Senior Vice President
Secretary & COO                                                        Secretary & COO

Potter, Stephen N.                  NTGIL                              Director & CEO
Director                            NTGA - United Kingdom              Director

Rutley, Todd                        NTCC                               Senior Vice President
Senior Vice President

Serfling, John L.                   NTCC                               Vice President
Vice President

Shek, Fred                          NTCC                               Vice President
Vice President

Sikora, Kazimierz                   NTCC                               Vice President
Vice President

Silverman, Caryn                    NTGA - Canada                      Vice President, CFO &
Senior Vice President, CFO                                             Treasurer
Treasurer & Assistant Secretary,    NTCC                               Senior Vice President, CFO &
Controller                                                             Treasurer

Simoncek, Trista D.                 NTCC                               Vice President
Vice President

Sjoholm, Edwina W.                  NTCC                               Vice President
Vice President

Smith, Andrew                       NTGA - Canada                      Director, Senior Vice President
Senior Vice President &             NTGA - United Kingdom              Director
CIO                                 NTCC                               Senior Vice President & CIO

Staley, Nina B.                     NTCC                               Senior Vice President
Senior Vice President

Standring, Melissa A.               NTCC                               Vice President
Vice President

Stemme, Kenneth W.                  NTCC                               Senior Vice President
Senior Vice President

Sutton, Frank                       NTCC                               Vice President
Vice President

Toth, Terence J.
Director

Tretheway, Jennifer K.              NTCC                               Executive Vice President
Executive Vice President            The Northern Trust Company         Executive Vice President

Vella, Christopher E.               NTCC                               Senior Vice President
Senior Vice President

Waddell, Frederick H.
Director

Zanolla, Anthony                    NTCC                               Vice President
Vice President

Altrinsic Global Advisors, LLC ("Altrinsic") is a sub-adviser for the Registrant's Multi-Manager International Equity Fund. The principal business address of Altrinsic is 100 First Stamford Place, Stamford, CT. Altrinsic is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position with Altrinsic         Name of Other Company            Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Hock, John D.
Managing Member, CIO

Judd, Deborah
COO

Geneva Capital Management Ltd. ("Geneva") is a sub-adviser for the Registrant's Multi-Manager Mid Cap Fund. The principal business address of Geneva is 250 East Wisconsin Avenue, Milwaukee, WI. Geneva is an investment adviser registered under the Advisers Act.

  Name and Position with Geneva           Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Amborn, Kris
Vice President

Croen, Amy S.
Co-President

Picard, Michelle J.
Vice President

Priebe, William A.
Co-President

Schneider, William F.
Inactive Principal

Goldman Sachs Asset Management L.P. ("GSAM") is a sub-adviser for the Registrant's Multi-Manager Small Cap Fund. The principal business address of GSAM is 32 Old Slip, New York, NY. GSAM is an investment adviser registered under the Advisers Act.

   Name and Position with GSAM            Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Paulson, Henry M. Jr.               The Goldman Sachs Group,           Chairman, Chief
Managing Director                   Inc. 85 Broad Street               Executive Officer and
                                    New York, New York 10004           Director

                                    Goldman, Sachs & Co.               Managing Director
                                    85 Broad Street
                                    New York, New York 10004

Hurst, Robert J.                    The Goldman Sachs Group, Inc.      Vice Chairman and
Managing Director                   85 Broad Street                    Director
                                    New York, New York 10004

                                    Goldman, Sachs & Co.               Managing Director
                                    85 Broad Street
                                    New York, New York 10004

Blankfein, Lloyd C.                 The Goldman Sachs Group, Inc.      President, Chief
Managing Director                   85 Broad Street                    Operating Officer and
                                    New York, New York 10004           Director

                                    Goldman, Sachs & Co.               Managing Director
                                    85 Broad Street
                                    New York, New York 10004

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Multi-Manager Mid Cap Fund. The principal business address of LSV is One North Wacker Drive, Chicago, IL. LSV is an investment adviser registered under the Advisers Act.

    Name and Position with LSV            Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Atkinson, Tremaine
Partner, COO, CCO

LaCroix, Christopher                SEI Funds, Inc.                    General Partner
Partner, Managing Director
of Business Development

Lakonishok, Josef                   University of Illinois             Professor of Finance
CEO, Portfolio Manager

Vermeulen, Menno
Partner, Portfolio Manager

Vishny, Robert
Partner, Portfolio Manager

Metropolitan West Capital Management, LLC ("Met West") is a sub-adviser for the Registrant's Multi-Manager Small Cap Fund. The principal business address of Met West is 610 Newport Center Drive, Newport Beach, CA. Met West is an investment adviser registered under the Advisers Act.

 Name and Position with Met West          Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Borowski, Steven M.
Vice President

Ferro, Dennis H.
Director

Gershen, Richard S.
Director

Gleicher, Howard, CFA
CEO, CIO

Hoops, Thomas K.
Director

Koonce, Michael H.
Secretary

Lisenbee, Gary W.
President and Treasurer

Moss, Matthew C.
Assistant Treasurer

Nicholas-Applegate Capital Management, LLC ("Nicholas-Applegate") is a sub-adviser for the Registrant's Multi-Manager International Equity Fund. The principal business address of Nicholas-Applegate is 600 West Broadway, San Diego, CA. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

Name and Position with Nicholas-
Applegate                                 Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Forsyth, Douglas G., CFA
Managing Director

McCraw, John C.
Managing Director

Sufi, Ranjit S.
Managing Director

Valeiras, Horacio A., CFA
Managing Director, CIO

Whittington, Marna C, Ph.D.         Allianz Global Investors           COO
Managing Director, CEO

NorthPointe Capital, LLC ("NorthPointe") is a sub-adviser for the Registrant's Multi-Manager Small Cap Fund. The principal business address of NorthPointe is 101 West Big Beaver Road, Troy, MI. NorthPointe is an investment adviser registered under the Advisers Act.

Name and Position with
NorthPointe                               Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Cahill, Peter J.
Member Investment Committee

Castagna, Douglas D.
Senior Vice President, US Head
of Finance and Accounting

Champagne, Mary C.
Member Investment Committee

Crossett, Kevin S.
Executive Vice President, Global
General Counsel

Hayden, Michael P.
Managing Director, Member-
Management Committee

Holland, Gerald J.
Senior Vice President, COO

Hondros, Paul J.
Director, President & CEO,
CIO Equities

Krulikowski, Michael A.
Vice President, CCO

Miller, Eric E.
Senior Vice President, General
Counsel, Assistant Secretary

Petherick, Jeffrey C.
Member Investment Committee
Member-Management Committee

Udovich, Patrick J.
Senior Vice President,
Head of Human Resources

Oechsle International Advisors, LLC ("Oechsle") is a sub-adviser for the Registrant's Multi-Manager International Equity Fund. The principal business address of Oechsle is One International Place, Boston, MA. Oechsle is an investment adviser registered under the Advisers Act.

Name and Position with Oechsle            Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Langer, Stephen P.
Director of Marketing, Executive
Managing Principal

Roche, L. Sean
COO, CIO, Executive Managing
Principal

Walker, Warren R.
Executive Managing Principal

TCW Investment Management Company ("TCW") is a sub-adviser for the Registrant's Multi-Manager Mid Cap Fund. The principal business address of TCW is 865 South Figueroa Street, Los Angeles, CA. TCW is an investment adviser registered under the Advisers Act.

Name and Position with TCW                Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Albe, Alvin R.
Director, President & CEO

Beyer, Robert D.
Director, Chairman

Cahill, Michael E.
General Counsel, Secretary

Devito, David S.
CFO

Gundlach, Jeffrey E.
Director, CIO

Larkin, Thomas E.
Vice Chairman

Lord, Hilary G.
CCO

Sonneborn, William C.
Director, Vice Chairman

Stern, Marc I.
Director, Vice Chairman

Tradewinds NWQ Global Investors, LLC ("Tradewinds") is a sub-adviser for the Registrant's Multi-Manager International Equity Fund. The principal business address of Tradewinds is 2049 Century Park East, 18th Floor, Los Angeles, CA. Tradewinds is an investment adviser registered under the Advisers Act.

Name and Position with Tradewinds         Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Boardman, Peter                     NWQ Investment Management          Managing Director
Managing Director                   Company, LLC

Gostigian, Patrick, CFA             NWQ Investment Management          Managing Director, Administration
Managing Director, Chief            Company, LLC                       & Institutional Services
Administration Officer,
Executive Committee Member

Hechmer, Paul                       NWQ Investment Management          Managing Director
Managing Director, Executive        Company, LLC
Committee Member

Iben, Dave, CFA                     NWQ Investment Management          Managing Director, Investment
CIO, Executive Committee            Company, LLC                       Policy Committee Member
Member

Mendez, Michael                     NWQ Investment Management          CEO, President
President, Executive                Company, LLC
Committee Member

Mullane, Michael, CFA               NWQ Investment Management          Vice President
Senior Vice President               Company, LLC

Newmarch, Philip, CPA
Treasurer

Rybakov, Egor, CFA                  NWQ Investment Management          Vice President
Senior Vice President               Company, LLC

Schloss, Patrick
Senior Vice President

Smith, Steve                        Morgan Stanley Investment          Head Trader
Senior Vice President               Management

Velarde, Nate                       NWQ Investment Management          Vice President
Senior Vice President               Company, LLC

Yanchus, Sally, CFA                 Bessemer Investments               Principal
Senior Vice President

William Blair & Company, LLC ("William Blair") is a sub-adviser for the Registrant's Multi-Manager Small Cap Fund. The principal business address of William Blair is 222 West Adams Street, Chicago, IL. William Blair is an investment adviser registered under the Advisers Act.

Name and Position with
William Blair                             Name of Other Company           Position with Other Company
---------------------------------   --------------------------------   ---------------------------------
Burke, Timothy L.
CFO

Coolidge, Edgar D. III
Vice Chairman

Ettelson, John R.
President, CEO

Gottfred, Richard D.
SROP

Grieg, William G.
Principal

Jannotta, Edgar D.
Chairman

Kiphart, Richard P.
Executive Committee

Lacher, Albert J.
Executive Committee

McKinney, James D.
Executive Committee

McMullan, Carlette C.
Executive Committee

Newman, Robert D.
Executive Committee

Seitzmusolino, Michelle R.
Executive Committee

Smirl, Richard W.
Investment Advisor, CCO

Wieland, Kathleen A.
Principal, Broker-Dealer CCO

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Northern Funds Distributors, LLC ("the Distributor") acts as principal underwriter for the following investment companies as of July 27, 2006:

                          Northern Institutional Funds

          The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 760 Moore Rd., King of Prussia, PA 19406.

     (b) Northern Funds Distributors, LLC ("the Distributor") is a wholly-owned subsidiary of PFPC Distributors, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company. The Distributor is a single-member, Wisconsin, limited liability company. As such, it does not have a board of directors.

          The following is a list of the executive officers of the Distributor:

Brian Burns            Chief Executive Officer and President
Rita G. Adler          Chief Compliance Officer
John Munera            Anti-Money Laundering Officer
Christine P. Ritch     Chief Legal Officer, Assistant Secretary and
                       Assistant Clerk
Amy Brennan            Secretary and Clerk
Julie Bartos           Assistant Secretary and Assistant Clerk
Bradley A. Stearns     Assistant Secretary and Assistant Clerk
Craig Stokarski        Treasurer and Financial & Operations
                       Principal, Chief Financial Officer
Maria Schaffer         Controller and Assistant Treasurer
Bruno Di Stefano       Vice President
Susan K. Moscaritolo   Vice President
Ronald Berge           Assistant Vice President

     (c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of PFPC Inc., 99 High Street, 27th Floor, Boston, Massachusetts 02110. Records for Northern Funds Distributors, LLC, the distributor, are located at 760 Moore Road, King of Prussia, PA 19406. All other accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60603 and NTI, 50 S. LaSalle Street, Chicago Illinois 60603.

ITEM 29. MANAGEMENT SERVICES

          Not Applicable.

ITEM 30. UNDERTAKINGS

          Not Applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended(the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 6th day of December, 2006.

                                        NORTHERN FUNDS


                                        By: /s/ Lloyd A. Wennlund
                                            ------------------------------------
                                            Lloyd A. Wennlund
                                            President

          Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 52 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 Name                                Title                      Date
                 ----                                -----                      ----


/s/ Lloyd A. Wennlund                   President (Principal              December 6, 2006
-------------------------------------   Executive Officer)
Lloyd A. Wennlund


/s/ Stuart N. Schuldt                   Treasurer (Principal              December 6, 2006
-------------------------------------   Financial Officer and Principal
Stuart N. Schuldt                       Accounting Officer)


/s/ William L. Bax                      Trustee                           December 6, 2006
-------------------------------------
William L. Bax


/s/ Richard G. Cline                    Trustee                           December 6, 2006
-------------------------------------
Richard G. Cline


/s/ Edward J. Condon, Jr.               Trustee                           December 6, 2006
-------------------------------------
Edward J. Condon, Jr.


/s/ Sharon Gist Gilliam                 Trustee                           December 6, 2006
-------------------------------------
Sharon Gist Gilliam


/s/ Sandra Polk Guthman                 Trustee                           December 6, 2006
-------------------------------------
Sandra Polk Guthman


/s/ Michael E. Murphy                   Trustee                           December 6, 2006
-------------------------------------
Michael E. Murphy



/s/ Mary Jacobs Skinner                 Trustee                           December 6, 2006
-------------------------------------
Mary Jacobs Skinner


/s/ Richard P. Strubel                  Trustee                           December 6, 2006
-------------------------------------
Richard P. Strubel


/s/ Terence J. Toth                     Trustee                           December 6, 2006
-------------------------------------
Terence J. Toth

                                 NORTHERN FUNDS

                               (Bond Index Fund)

                               POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee of Northern Funds, a business trust organized under the laws of the State of Delaware (the "Trust"), does hereby make, constitute and appoint Lloyd A. Wennlund, Eric K. Schweitzer, Stuart Schuldt and Diana E. McCarthy, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and resubstitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 6th day of December 2006.


/s/ Richard G. Cline                    /s/ Michael E. Murphy
-------------------------------------   ----------------------------------------
Richard G. Cline                        Michael E. Murphy


/s/ William L. Bax                      /s/ Mary Jacobs Skinner
-------------------------------------   ----------------------------------------
William L. Bax                          Mary Jacobs Skinner


/s/ Edward J. Condon, Jr.               /s/Richard P. Strubel
-------------------------------------   ----------------------------------------
Edward J. Condon, Jr.                   Richard P. Strubel


/s/ Sharon Gist Gilliam                 /s/ Terence J. Toth
-------------------------------------   ----------------------------------------
Sharon Gist Gilliam                     Terence J. Toth


/s/ Sandra Polk Guthman
-------------------------------------
Sandra Polk Guthman

                                  EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------
(d)(21)       Form of Addendum No. 6 to the Investment Advisory and Ancillary
              Services Agreement between Northern Funds and Northern Trust
              Investments, N.A.

(e)(7)        Form of Amended and Restated Schedule A to the Distribution
              Agreement between Northern Funds and Northern Funds Distributors,
              LLC

(g)(21)       Form of Addendum No. 20 to the Custodian Agreement between
              Registrant and The Northern Trust Company

(h)(23)       Form of Addendum No. 22 to the Transfer Agency Agreement

(h)(33)       Form of Amended and Restated Schedule A to the Co-Administration
              Agreement by and between Northern Funds, The Northern Trust
              Company and PFPC Inc.

(j)           Consent of Drinker Biddle & Reath LLP

(l)(25) Form of Purchase Agreement Registrant and Eric K. Schweitzer for shares of the Aggregate Bond Index Fund

(p)(5) The Code of Ethics of Northern Trust Global Investments Limited adopted on September 13, 2006

(p)(7)        Code of Ethics of Northern Trust Global Advisors, Inc. adopted
              November 2, 2006